Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Balanced Fund—Summary
Investment Objective
The Goldman Sachs Balanced Fund (the “Fund”) seeks to provide long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Balanced Fund Goldman Sachs Balanced Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Balanced Fund	Class B, Goldman Sachs Balanced Fund	Class C, Goldman Sachs Balanced Fund	Institutional Class, Goldman Sachs Balanced Fund	Class IR, Goldman Sachs Balanced Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Balanced Fund Goldman Sachs Balanced Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Balanced Fund	Class B, Goldman Sachs Balanced Fund	Class C, Goldman Sachs Balanced Fund	Institutional Class, Goldman Sachs Balanced Fund	Class IR, Goldman Sachs Balanced Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Class IR
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Other Expenses		0.50%	0.50%	0.50%	0.35%	0.50%
Total Annual Fund Operating Expenses		1.40%	2.15%	2.15%	1.00%	1.15%
Fee Waiver and Expense Limitation	[1]	(0.35%)	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.05%	1.80%	1.80%	0.65%	0.80%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.55% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Balanced Fund Goldman Sachs Balanced Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Balanced Fund	Class A Shares	651	936	1,242	2,109
Class B, Goldman Sachs Balanced Fund	Class B Shares– Assuming complete redemption at end of period	683	939	1,322	2,264	Class B Shares– Assuming no redemption	183	639	1,122	2,264
Class C, Goldman Sachs Balanced Fund	Class C Shares– Assuming complete redemption at end of period	283	639	1,122	2,455	Class C Shares– Assuming no redemption	183	639	1,122	2,455
Institutional Class, Goldman Sachs Balanced Fund	Institutional Shares	66	284	518	1,193
Class IR, Goldman Sachs Balanced Fund	IR Shares	82	331	599	1,366

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 238% of the average value of its portfolio.
Principal Strategy

The Fund seeks to achieve growth of capital primarily through equity investments. The Fund seeks to provide current income through investments in fixed income securities (bonds) and high dividend paying stocks. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness based on market valuations, economic growth and inflation prospects. Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced investment strategy seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

The Fund invests, under normal circumstances, between 50% and 70% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity securities. Generally, the Fund makes equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. While the Fund seeks to maintain industry and sector weights that are generally similar to those of the S&P 500® Index, the Fund generally seeks to hold higher dividend paying stocks within those industries and sectors. The Investment Adviser uses proprietary quantitative techniques, including a risk model and a transactions cost model, in managing the Fund’s equity investments.

The Fund invests at least 25% of its Total Assets in senior fixed income securities (i.e., securities that are not subordinated to other securities issued by an issuer). The Fund’s fixed income securities primarily include:

· Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises

· Securities issued by corporations, banks and other issuers

· Mortgage-backed and asset-backed securities

· Securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities and foreign corporations or other entities.

The Fund’s fixed income strategy seeks to provide returns relative to a market benchmark, the Barclays Capital Aggregate U.S. Bond Index, while also seeking to provide current income. The Fund’s fixed income approach emphasizes: (i) sector allocation strategies which enable the Investment Adviser to tactically overweight or underweight one sector of the fixed income market versus another; (ii) individual security selection based on identifying relative value; and (iii) strategies based on the Investment Adviser’s expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy. The Fund may invest in bonds rated at least B by Standard & Poor’s Rating Group (“Standard & Poor’s”), or Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) at the time of investment. The Fund does not maintain a fixed target duration.

The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund may invest up to 20% of its Total Assets (measured at the time of investment) in foreign securities, including up to 15% of its Total Assets in fixed income securities of issuers in countries with emerging markets or economies (“emerging countries”). The Fund may invest up to 25% of its Total Assets (measured at the time of investment) in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration. To the extent that the Fund invests in non-investment grade fixed income securities, these risks will be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks will be more pronounced, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and/or Institutional Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other shares of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Best Quarter Q3 ’09 +13.37% Worst Quarter Q4 ’08 -12.65%

Average Annual Total Returns - Goldman Sachs Balanced Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Goldman Sachs Balanced Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Balanced Fund Returns Before Taxes Class A, Goldman Sachs Balanced Fund		Class A Shares	Returns Before Taxes		7.08%	3.38%	3.05%	6.32%	Oct 12, 1994
Goldman Sachs Balanced Fund Returns Before Taxes Class B, Goldman Sachs Balanced Fund		Class B Shares	Returns Before Taxes		7.39%	3.37%	3.00%	5.02%	May 1, 1996
Goldman Sachs Balanced Fund Returns Before Taxes Class C, Goldman Sachs Balanced Fund		Class C Shares	Returns Before Taxes		11.42%	3.78%	2.86%	2.95%	Aug 15, 1997
Goldman Sachs Balanced Fund Returns Before Taxes Institutional Class, Goldman Sachs Balanced Fund		Institutional Shares	Returns Before Taxes		13.75%	4.98%	4.15%	4.21%	Aug 15, 1997
Goldman Sachs Balanced Fund Returns After Taxes on Distributions Class A, Goldman Sachs Balanced Fund		Class A Shares	Returns After Taxes on Distributions		6.36%	2.23%	2.09%	4.84%	Oct 12, 1994
Goldman Sachs Balanced Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Balanced Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		4.92%	2.53%	2.21%	4.73%	Oct 12, 1994
S&P 500 Index			S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
S&P 500 Index Inception Period Since Oct 12, 1994								8.29%	Oct 12, 1994
S&P 500 Index Inception Period Since May 01, 1996								6.43%	May 1, 1996
S&P 500 Index Inception Period Since Aug 15, 1997								4.13%	Aug 15, 1997
Barclays Capital Aggregate Bond Index			Barclays Capital Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.83%
Barclays Capital Aggregate Bond Index Inception Period Since Oct 12, 1994								6.70%	Oct 12, 1994
Barclays Capital Aggregate Bond Index Inception Period Since May 01, 1996								6.35%	May 1, 1996
Barclays Capital Aggregate Bond Index Inception Period Since Aug 15, 1997								6.13%	Aug 15, 1997

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Structured Large Cap Growth Fund—Summary
Investment Objective
The Goldman Sachs Structured Large Cap Growth Fund (the “Fund”) seeks long-term growth of capital, with dividend income as a secondary consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured Large Cap Growth Fund Goldman Sachs Structured Large Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Structured Large Cap Growth Fund	Class B, Structured Large Cap Growth Fund	Class C, Structured Large Cap Growth Fund	Institutional Class, Structured Large Cap Growth Fund	Class Service, Structured Large Cap Growth Fund	Class IR, Structured Large Cap Growth Fund	Class R, Structured Large Cap Growth Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured Large Cap Growth Fund Goldman Sachs Structured Large Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Structured Large Cap Growth Fund	Class B, Structured Large Cap Growth Fund	Class C, Structured Large Cap Growth Fund	Institutional Class, Structured Large Cap Growth Fund	Class Service, Structured Large Cap Growth Fund	Class IR, Structured Large Cap Growth Fund	Class R, Structured Large Cap Growth Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.26%	0.26%	0.26%	0.11%	0.61%	0.26%	0.31%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.26%	0.26%	0.26%	0.11%	0.11%	0.26%	0.31%
Total Annual Fund Operating Expenses		1.16%	1.91%	1.91%	0.76%	1.26%	0.91%	1.41%
Fee Waiver and Expense Limitation	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		0.95%	1.70%	1.70%	0.55%	1.05%	0.70%	1.20%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured Large Cap Growth Fund Goldman Sachs Structured Large Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Structured Large Cap Growth Fund	Class A Shares	642	879	1,134	1,864
Class B, Structured Large Cap Growth Fund	Class B Shares– Assuming complete redemption at end of period	673	880	1,212	2,020	Class B Shares– Assuming no redemption	173	580	1,012	2,020
Class C, Structured Large Cap Growth Fund	Class C Shares– Assuming complete redemption at end of period	273	580	1,012	2,216	Class C Shares– Assuming no redemption	173	580	1,012	2,216
Institutional Class, Structured Large Cap Growth Fund	Institutional Shares	56	222	402	923
Class Service, Structured Large Cap Growth Fund	Service Shares	107	379	671	1,504
Class IR, Structured Large Cap Growth Fund	IR Shares	72	269	483	1,100
Class R, Structured Large Cap Growth Fund	R Shares	122	426	751	1,673

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 64% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in large cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell 1000® Index, which as of February 1, 2011 was between  $231 million and  $42.3 billion. However, the Fund may invest in securities outside the Russell 1000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index, which generally consists of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Best Quarter Q2 ’03 +14.98% Worst Quarter Q4 ’08 –22.14%

Average Annual Total Returns - Goldman Sachs Structured Large Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Goldman Sachs Structured Large Cap Growth Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured Large Cap Growth Fund Returns Before Taxes Class A, Structured Large Cap Growth Fund		Class A Shares	Returns Before Taxes		6.84%	(1.95%)	(2.35%)	2.05%	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund Returns Before Taxes Class B, Structured Large Cap Growth Fund		Class B Shares	Returns Before Taxes		7.26%	(2.01%)	(2.41%)	2.02%	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund Returns Before Taxes Class C, Structured Large Cap Growth Fund		Class C Shares	Returns Before Taxes		11.30%	(1.61%)	(2.55%)	0.50%	Aug 15, 1997
Goldman Sachs Structured Large Cap Growth Fund Returns Before Taxes Institutional Class, Structured Large Cap Growth Fund		Institutional Shares	Returns Before Taxes		13.61%	(0.42%)	(1.39%)	2.87%	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund Returns Before Taxes Class Service, Structured Large Cap Growth Fund		Service Shares	Returns Before Taxes		12.93%	(0.94%)	(1.88%)	2.37%	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund Returns Before Taxes Class IR, Structured Large Cap Growth Fund		Class IR Shares	Returns Before Taxes		13.40%			(4.33%)	Nov 30, 2007
Goldman Sachs Structured Large Cap Growth Fund Returns Class R, Structured Large Cap Growth Fund		Class R Shares	Returns		12.83%			(4.77%)	Nov 30, 2007
Goldman Sachs Structured Large Cap Growth Fund Returns After Taxes on Distributions Class A, Structured Large Cap Growth Fund		Class A Shares	Returns After Taxes on Distributions		6.67%	(2.07%)	(2.42%)	1.75%	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Structured Large Cap Growth Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		4.67%	(1.65%)	(1.97%)	1.64%	May 1, 1997
Russell 1000 Growth Index			Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%
Russell 1000 Growth Index Inception Period Since May 01, 1997								4.16%	May 1, 1997
Russell 1000 Growth Index Inception Period Since Aug 15, 1997								3.00%	Aug 15, 1997
Russell 1000 Growth Index Inception Period Since Nov 30, 2007								(0.58%)	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Structured Large Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Structured Large Cap Value Fund (the “Fund”) seeks long-term growth of capital and dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured Large Cap Value Fund Goldman Sachs Structured Large Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A Goldman Sachs Structured Large Cap Value Fund	Class B, Goldman Sachs Structured Large Cap Value Fund	Class C, Goldman Sachs Structured Large Cap Value Fund	Institutional Class, Goldman Sachs Structured Large Cap Value Fund	Service Class, Goldman Sachs Structured Large Cap Value Fund	Class IR, Goldman Sachs Structured Large Cap Value Fund	Class R, Goldman Sachs Structured Large Cap Value Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured Large Cap Value Fund Goldman Sachs Structured Large Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A Goldman Sachs Structured Large Cap Value Fund	Class B, Goldman Sachs Structured Large Cap Value Fund	Class C, Goldman Sachs Structured Large Cap Value Fund	Institutional Class, Goldman Sachs Structured Large Cap Value Fund	Service Class, Goldman Sachs Structured Large Cap Value Fund	Class IR, Goldman Sachs Structured Large Cap Value Fund	Class R, Goldman Sachs Structured Large Cap Value Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.25%	0.25%	0.25%	0.10%	0.60%	0.25%	0.25%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.25%	0.25%	0.25%	0.10%	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.10%	1.85%	1.85%	0.70%	1.20%	0.85%	1.35%
Fee Waiver and Expense Limitation	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		0.94%	1.69%	1.69%	0.54%	1.04%	0.69%	1.19%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured Large Cap Value Fund Goldman Sachs Structured Large Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Goldman Sachs Structured Large Cap Value Fund	Class A Shares	641	865	1,108	1,803
Class B, Goldman Sachs Structured Large Cap Value Fund	Class B Shares– Assuming complete redemption at end of period	672	866	1,186	1,960	Class B Shares– Assuming no redemption	172	566	986	1,960
Class C, Goldman Sachs Structured Large Cap Value Fund	Class C Shares– Assuming complete redemption at end of period	272	566	986	2,156	Class C Shares– Assuming no redemption	172	566	986	2,156
Institutional Class, Goldman Sachs Structured Large Cap Value Fund	Institutional Shares	55	208	374	855
Service Class, Goldman Sachs Structured Large Cap Value Fund	Service Shares	106	365	644	1,440
Class IR, Goldman Sachs Structured Large Cap Value Fund	IR Shares	70	255	456	1,034
Class R, Goldman Sachs Structured Large Cap Value Fund	R Shares	121	412	724	1,610

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 41% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell 1000® Index at the time of investment, which as of February 1, 2011 was between  $231 million and  $42.3 billion. However, the Fund may invest in securities outside the Russell 1000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 1000® Value Index, which generally consists of companies with above average capitalizations, low earnings growth expectations and above average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”)tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Best Quarter Q3 ’09 +16.92% Worst Quarter Q4 ’08 –22.03%

Average Annual Total Retruns - Goldman Sachs Structured Large Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Goldman Sachs Structured Large Cap Value Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured Large Cap Value Fund Returns Before Taxes Class A Goldman Sachs Structured Large Cap Value Fund		Class A Shares	Returns Before Taxes		7.54%	(3.15%)	0.96%	1.86%	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund Returns Before Taxes Class B, Goldman Sachs Structured Large Cap Value Fund		Class B Shares	Returns Before Taxes		7.79%	(3.17%)	0.90%	1.83%	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund Returns Before Taxes Class C, Goldman Sachs Structured Large Cap Value Fund		Class C Shares	Returns Before Taxes		11.88%	(2.76%)	0.78%	1.59%	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured Large Cap Value Fund		Institutional Shares	Returns Before Taxes		14.25%	(1.63%)	1.95%	2.75%	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund Returns Before Taxes Service Class, Goldman Sachs Structured Large Cap Value Fund		Service Shares	Returns Before Taxes		13.71%	(2.12%)	1.44%	2.25%	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund Returns Before Taxes Class IR, Goldman Sachs Structured Large Cap Value Fund		Class IR Shares	Returns Before Taxes		14.10%			(6.85%)	Nov 30, 2007
Goldman Sachs Structured Large Cap Value Fund Returns Class R, Goldman Sachs Structured Large Cap Value Fund		Class R Shares	Returns		13.53%			(7.28%)	Nov 30, 2007
Goldman Sachs Structured Large Cap Value Fund Returns After Taxes on Distributions Class A Goldman Sachs Structured Large Cap Value Fund		Class A Shares	Returns After Taxes on Distributions		7.29%	(3.62%)	0.55%	1.41%	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A Goldman Sachs Structured Large Cap Value Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		5.19%	(2.64%)	0.78%	1.50%	Dec 31, 1998
Russell 1000 Value Index			Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Russell 1000 Value Index Inception Period Since Dec 31, 1998								3.90%	Dec 31, 1998
Russell 1000 Value Index Inception Period Since Nov 30, 2007								(4.60%)	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Structured Small Cap Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured Small Cap Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured Small Cap Equity Fund Goldman Sachs Structured Small Cap Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured Small Cap Equity Fund	Class B, Goldman Sachs Structured Small Cap Equity Fund	Class C, Goldman Sachs Structured Small Cap Equity Fund	Institutional Class, Goldman Sachs Structured Small Cap Equity Fund	Service Class, Goldman Sachs Structured Small Cap Equity Fund	Class IR, Goldman Sachs Structured Small Cap Equity Fund	Class R, Goldman Sachs Structured Small Cap Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured Small Cap Equity Fund Goldman Sachs Structured Small Cap Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured Small Cap Equity Fund	Class B, Goldman Sachs Structured Small Cap Equity Fund	Class C, Goldman Sachs Structured Small Cap Equity Fund	Institutional Class, Goldman Sachs Structured Small Cap Equity Fund	Service Class, Goldman Sachs Structured Small Cap Equity Fund	Class IR, Goldman Sachs Structured Small Cap Equity Fund	Class R, Goldman Sachs Structured Small Cap Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.29%	0.29%	0.29%	0.14%	0.64%	0.29%	0.29%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.29%	0.29%	0.29%	0.14%	0.14%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.39%	2.14%	2.14%	0.99%	1.49%	1.14%	1.64%
Fee Waiver and Expense Limitation	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.25%	2.00%	2.00%	0.85%	1.35%	1.00%	1.50%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured Small Cap Equity Fund Goldman Sachs Structured Small Cap Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured Small Cap Equity Fund	Class A Shares	670	953	1,256	2,115
Class B, Goldman Sachs Structured Small Cap Equity Fund	Class B Shares– Assuming complete redemption at end of period	703	957	1,336	2,270	Class B Shares– Assuming no redemption	203	657	1,136	2,270
Class C, Goldman Sachs Structured Small Cap Equity Fund	Class C Shares– Assuming complete redemption at end of period	303	657	1,136	2,461	Class C Shares– Assuming no redemption	203	657	1,136	2,461
Institutional Class, Goldman Sachs Structured Small Cap Equity Fund	Institutional Shares	87	301	533	1,200
Service Class, Goldman Sachs Structured Small Cap Equity Fund	Service Shares	137	457	800	1,768
Class IR, Goldman Sachs Structured Small Cap Equity Fund	IR Shares	102	348	614	1,374
Class R, Goldman Sachs Structured Small Cap Equity Fund	R Shares	153	504	879	1,932

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 70% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment, which as of February 1, 2011 was between  $24 million and  $5.2 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 2000® Index, which is an index designed to represent an investable universe of small-cap companies. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Best Quarter Q3 ’09 +21.27% Worst Quarter Q4 ’08 –25.66%

Average Annual Total Returns - Goldman Sachs Structured Small Cap Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Goldman Sachs Structured Small Cap Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured Small Cap Equity Fund Returns Before Taxes Class A, Goldman Sachs Structured Small Cap Equity Fund		Class A Shares	Returns Before Taxes		23.15%	(0.64%)	4.20%	4.64%	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund Returns Before Taxes Class B, Goldman Sachs Structured Small Cap Equity Fund		Class B Shares	Returns Before Taxes		24.30%	(0.65%)	4.14%	4.61%	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund Returns Before Taxes Class C, Goldman Sachs Structured Small Cap Equity Fund		Class C Shares	Returns Before Taxes		28.18%	(0.27%)	4.00%	4.32%	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured Small Cap Equity Fund		Institutional Shares	Returns Before Taxes		30.74%	0.89%	5.20%	5.50%	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund Returns Before Taxes Service Class, Goldman Sachs Structured Small Cap Equity Fund		Service Shares	Returns Before Taxes		30.05%	0.37%	4.67%	4.98%	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund Returns Before Taxes Class IR, Goldman Sachs Structured Small Cap Equity Fund		Class IR Shares	Returns Before Taxes		30.51%			2.60%	Nov 30, 2007
Goldman Sachs Structured Small Cap Equity Fund Returns Class R, Goldman Sachs Structured Small Cap Equity Fund		Class R Shares	Returns		29.87%			2.14%	Nov 30, 2007
Goldman Sachs Structured Small Cap Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured Small Cap Equity Fund		Class A Shares	Returns After Taxes on Distributions		23.05%	(1.03%)	3.47%	3.87%	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured Small Cap Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		15.18%	(0.55%)	3.43%	3.77%	Aug 15, 1997
Russell 2000 Index			Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
Russell 2000 Index Inception Period Since Aug 15, 1997								6.27%	Aug 15, 1997
Russell 2000 Index Inception Period Since Nov 30, 2007								2.14%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Structured Small Cap Growth Fund—Summary
Investment Objective
The Goldman Sachs Structured Small Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured Small Cap Growth Fund Goldman Sachs Structured Small Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured Small Cap Growth Fund	Class B, Goldman Sachs Structured Small Cap Growth Fund	Class C, Goldman Sachs Structured Small Cap Growth Fund	Institutional Class, Goldman Sachs Structured Small Cap Growth Fund	Class IR, Goldman Sachs Structured Small Cap Growth Fund	Class R, Goldman Sachs Structured Small Cap Growth Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured Small Cap Growth Fund Goldman Sachs Structured Small Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured Small Cap Growth Fund	Class B, Goldman Sachs Structured Small Cap Growth Fund	Class C, Goldman Sachs Structured Small Cap Growth Fund	Institutional Class, Goldman Sachs Structured Small Cap Growth Fund	Class IR, Goldman Sachs Structured Small Cap Growth Fund	Class R, Goldman Sachs Structured Small Cap Growth Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%
Other Expenses		0.99%	0.99%	0.99%	0.84%	0.99%	0.99%
Total Annual Fund Operating Expenses		2.09%	2.84%	2.84%	1.69%	1.84%	2.34%
Fee Waiver and Expense Limitation	[1]	(0.84%)	(0.84%)	(0.84%)	(0.84%)	(0.84%)	(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.25%	2.00%	2.00%	0.85%	1.00%	1.50%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured Small Cap Growth Fund Goldman Sachs Structured Small Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured Small Cap Growth Fund	Class A Shares	670	1,092	1,539	2,775
Class B, Goldman Sachs Structured Small Cap Growth Fund	Class B Shares– Assuming complete redemption at end of period	703	1,101	1,625	2,926	Class B Shares– Assuming no redemption	203	801	1,425	2,926
Class C, Goldman Sachs Structured Small Cap Growth Fund	Class C Shares– Assuming complete redemption at end of period	303	801	1,425	3,106	Class C Shares– Assuming no redemption	203	801	1,425	3,106
Institutional Class, Goldman Sachs Structured Small Cap Growth Fund	Institutional Shares	87	451	839	1,928
Class IR, Goldman Sachs Structured Small Cap Growth Fund	IR Shares	102	497	917	2,090
Class R, Goldman Sachs Structured Small Cap Growth Fund	R Shares	153	650	1,174	2,612

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 100% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2011 was between  $24 million and  $5.2 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 2000® Growth Index, which is an index designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk.Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Best Quarter Q2 ’09 +21.81% Worst Quarter Q4 ’08 –26.48%

Average Annual Total Retruns - Goldman Sachs Structured Small Cap Growth Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Goldman Sachs Structured Small Cap Growth Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured Small Cap Growth Fund Returns Before Taxes Class A, Goldman Sachs Structured Small Cap Growth Fund		Class A Shares	Returns Before Taxes		23.96%	(1.99%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns Before Taxes Class B, Goldman Sachs Structured Small Cap Growth Fund		Class B Shares	Returns Before Taxes		25.17%	(2.01%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns Before Taxes Class C, Goldman Sachs Structured Small Cap Growth Fund		Class C Shares	Returns Before Taxes		29.12%	(1.15%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured Small Cap Growth Fund		Institutional Shares	Returns Before Taxes		31.61%	(0.01%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns Before Taxes Class IR, Goldman Sachs Structured Small Cap Growth Fund		Class IR Shares	Returns Before Taxes		31.43%	2.89%	Nov 30, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns Class R, Goldman Sachs Structured Small Cap Growth Fund		Class R Shares	Returns		30.77%	2.36%	Nov 30, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured Small Cap Growth Fund		Class A Shares	Returns After Taxes on Distributions		23.96%	(4.27%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured Small Cap Growth Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		15.57%	(2.23%)	Jun 25, 2007
Russell 2000 Growth Index			Russell 2000® Growth Index	(reflects no deduction for fees, expenses or taxes)	29.09%
Russell 2000 Growth Index Inception Period Since Jun 25, 2007						1.34%	Jun 25, 2007
Russell 2000 Growth Index Inception Period Since Nov 30, 2007						2.32%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Structured Small Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Structured Small Cap Value Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured Small Cap Value Fund Goldman Sachs Structured Small Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured Small Cap Value Fund	Class B, Goldman Sachs Structured Small Cap Value Fund	Class C, Goldman Sachs Structured Small Cap Value Fund	Institutional Class, Goldman Sachs Structured Small Cap Value Fund	Class IR, Goldman Sachs Structured Small Cap Value Fund	Class R, Goldman Sachs Structured Small Cap Value Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured Small Cap Value Fund Goldman Sachs Structured Small Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured Small Cap Value Fund	Class B, Goldman Sachs Structured Small Cap Value Fund	Class C, Goldman Sachs Structured Small Cap Value Fund	Institutional Class, Goldman Sachs Structured Small Cap Value Fund	Class IR, Goldman Sachs Structured Small Cap Value Fund	Class R, Goldman Sachs Structured Small Cap Value Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%
Other Expenses		0.45%	0.45%	0.45%	0.30%	0.45%	0.45%
Total Annual Fund Operating Expenses		1.55%	2.30%	2.30%	1.15%	1.30%	1.80%
Fee Waiver and Expense Limitation	[1]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.25%	2.00%	2.00%	0.85%	1.00%	1.50%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured Small Cap Value Fund Goldman Sachs Structured Small Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured Small Cap Value Fund	Class A Shares	670	985	1,321	2,270
Class B, Goldman Sachs Structured Small Cap Value Fund	Class B Shares– Assuming complete redemption at end of period	703	990	1,403	2,424	Class B Shares– Assuming no redemption	203	690	1,203	2,424
Class C, Goldman Sachs Structured Small Cap Value Fund	Class C Shares– Assuming complete redemption at end of period	303	690	1,203	2,613	Class C Shares– Assuming no redemption	203	690	1,203	2,613
Institutional Class, Goldman Sachs Structured Small Cap Value Fund	Institutional Shares	87	336	604	1,371
Class IR, Goldman Sachs Structured Small Cap Value Fund	IR Shares	102	382	684	1,541
Class R, Goldman Sachs Structured Small Cap Value Fund	R Shares	153	537	947	2,091

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 85% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2011 was between  $24 million and  $5.2 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 2000® Value Index, which is designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Best Quarter Q3 ’09 +24.33% Worst Quarter Q4 ’08 –23.95%

Average Annual Total Returns - Goldman Sachs Structured Small Cap Value Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Goldman Sachs Structured Small Cap Value Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured Small Cap Value Fund Returns Before Taxes Class A, Goldman Sachs Structured Small Cap Value Fund		Class A Shares	Returns Before Taxes		22.51%	(3.95%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund Returns Before Taxes Class B, Goldman Sachs Structured Small Cap Value Fund		Class B Shares	Returns Before Taxes		23.65%	(3.61%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund Returns Before Taxes Class C, Goldman Sachs Structured Small Cap Value Fund		Class C Shares	Returns Before Taxes		27.64%	(3.17%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured Small Cap Value Fund		Institutional Shares	Returns Before Taxes		30.08%	(1.97%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund Returns Before Taxes Class IR, Goldman Sachs Structured Small Cap Value Fund		Class IR Shares	Returns Before Taxes		29.92%	2.75%	Nov 30, 2007
Goldman Sachs Structured Small Cap Value Fund Returns Class R, Goldman Sachs Structured Small Cap Value Fund		Class R Shares	Returns		29.23%	2.34%	Nov 30, 2007
Goldman Sachs Structured Small Cap Value Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured Small Cap Value Fund		Class A Shares	Returns After Taxes on Distributions		22.41%	(6.98%)	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured Small Cap Value Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		14.77%	(3.52%)	Jun 25, 2007
Russell 2000 Value Index			Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%
Russell 2000 Value Index Inception Period Since Jun 25, 2007						(2.25%)	Jun 25, 2007
Russell 2000 Value Index Inception Period Since Nov 30, 2007						1.84%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Goldman Sachs Structured U.S. Equity Fund-Summary
Investment Objective
The Goldman Sachs Structured U.S. Equity Fund (the “Fund”) seeks long-term growth of capital and dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured U.S. Equity Fund Goldman Sachs Structured U.S. Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured U.S. Equity Fund	Class B, Goldman Sachs Structured U.S. Equity Fund	Class C, Goldman Sachs Structured U.S. Equity Fund	Institutional Class, Goldman Sachs Structured U.S. Equity Fund	Service Class, Goldman Sachs Structured U.S. Equity Fund	Class IR, Goldman Sachs Structured U.S. Equity Fund	Class R, Goldman Sachs Structured U.S. Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured U.S. Equity Fund Goldman Sachs Structured U.S. Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS		Class A, Goldman Sachs Structured U.S. Equity Fund	Class B, Goldman Sachs Structured U.S. Equity Fund	Class C, Goldman Sachs Structured U.S. Equity Fund	Institutional Class, Goldman Sachs Structured U.S. Equity Fund	Service Class, Goldman Sachs Structured U.S. Equity Fund	Class IR, Goldman Sachs Structured U.S. Equity Fund	Class R, Goldman Sachs Structured U.S. Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.28%	0.28%	0.28%	0.13%	0.63%	0.28%	0.28%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.28%	0.28%	0.28%	0.13%	0.13%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%	0.78%	1.28%	0.93%	1.43%
Fee Waiver and Expense Limitation	[1]	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		0.95%	1.70%	1.70%	0.55%	1.05%	0.70%	1.20%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured U.S. Equity Fund Goldman Sachs Structured U.S. Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured U.S. Equity Fund	Class A Shares	642	883	1,142	1,884
Class B, Goldman Sachs Structured U.S. Equity Fund	Class B Shares– Assuming complete redemption at end of period	673	884	1,221	2,040	Class B Shares– Assuming no redemption	173	584	1,021	2,040
Class C, Goldman Sachs Structured U.S. Equity Fund	Class C Shares– Assuming complete redemption at end of period	273	584	1,021	2,235	Class C Shares– Assuming no redemption	173	584	1,021	2,235
Institutional Class, Goldman Sachs Structured U.S. Equity Fund	Institutional Shares	56	226	411	945
Service Class, Goldman Sachs Structured U.S. Equity Fund	Service Shares	107	383	680	1,525
Class IR, Goldman Sachs Structured U.S. Equity Fund	Class IR Shares	72	273	492	1,122
Class R, Goldman Sachs Structured U.S. Equity Fund	Class R Shares	122	430	760	1,693

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 47% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund uses a "structured" quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company's intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the S&P 500® Index, which is an index of large-cap stocks designed to reflect a broad representation of the U.S. economy. As of February 1, 2011, the market capitalization range for the S&P 500® Index was between  $1.5 billion and  $423 billion. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. However, the Fund may invest in securities outside the S&P 500 capitalization range.

The Fund may also invest in fixed income securities that are limited to securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Investment Style Risk. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Best Quarter Q3 ‘09 +14.38% Worst Quarter Q4 ’08 –21.18%

Average Annual Total Returns - Goldman Sachs Structured U.S. Equity Fund GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Goldman Sachs Structured U.S. Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the Period Ended December 31, 2010
Goldman Sachs Structured U.S. Equity Fund Returns Before Taxes Class A, Goldman Sachs Structured U.S. Equity Fund		Class A	Returns Before Taxes		6.75%	(2.14%)	(0.10%)	6.75%	May 24, 1991
Goldman Sachs Structured U.S. Equity Fund Returns Before Taxes Class B, Goldman Sachs Structured U.S. Equity Fund		Class B	Returns Before Taxes		7.10%	(2.16%)	(0.15%)	4.73%	May 1, 1996
Goldman Sachs Structured U.S. Equity Fund Returns Before Taxes Class C, Goldman Sachs Structured U.S. Equity Fund		Class C	Returns Before Taxes		11.10%	(1.76%)	(0.27%)	2.18%	Aug 15, 1997
Goldman Sachs Structured U.S. Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured U.S. Equity Fund		Institutional Shares	Returns Before Taxes		13.42%	(0.63%)	0.87%	6.79%	Jun 15, 1995
Goldman Sachs Structured U.S. Equity Fund Returns Before Taxes Service Class, Goldman Sachs Structured U.S. Equity Fund		Service Shares	Returns Before Taxes		12.89%	(1.11%)	0.37%	4.90%	Jun 7, 1996
Goldman Sachs Structured U.S. Equity Fund Returns Before Taxes Class IR, Goldman Sachs Structured U.S. Equity Fund		Class IR	Returns Before Taxes		13.29%			(5.26%)	Nov 30, 2007
Goldman Sachs Structured U.S. Equity Fund Returns Class R, Goldman Sachs Structured U.S. Equity Fund		Class R	Returns		12.72%			(5.70%)	Nov 30, 2007
Goldman Sachs Structured U.S. Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured U.S. Equity Fund		Class A	Returns After Taxes on Distributions		6.55%	(2.74%)	(0.43%)	5.57%	May 24, 1991
Goldman Sachs Structured U.S. Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured U.S. Equity Fund		Class A	Returns After Taxes on Distributions and Sale of Fund Shares		4.64%	(1.75%)	(0.06%)	5.46%	May 24, 1991
S&P 500 Index			S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
S&P 500 Index Inception Period Since May 24, 1991								8.53%	May 24, 1991
S&P 500 Index Inception Period Since May 01, 1996								6.43%	May 1, 1996
S&P 500 Index Inception Period Since Aug 15, 1997								4.13%	Aug 15, 1997
S&P 500 Index Inception Period Since Jun 15, 1995								7.55%	Jun 15, 1995
S&P 500 Index Inception Period Since Jun 07, 1996								6.25%	Jun 7, 1996
S&P 500 Index Inception Period Since Nov 30, 2007								(2.99%)	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Goldman Sachs Structured Emerging Markets Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured Emerging Markets Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured Emerging Markets Equity Fund Goldman Sachs Structured Emerging Markets Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Structured Emerging Markets Equity Fund	Class C, Goldman Sachs Structured Emerging Markets Equity Fund	Institutional Class, Goldman Sachs Structured Emerging Markets Equity Fund	Class IR, Goldman Sachs Structured Emerging Markets Equity Fund
Shareholder Fees Column [Text]		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured Emerging Markets Equity Fund Goldman Sachs Structured Emerging Markets Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Structured Emerging Markets Equity Fund	Class C, Goldman Sachs Structured Emerging Markets Equity Fund	Institutional Class, Goldman Sachs Structured Emerging Markets Equity Fund	Class IR, Goldman Sachs Structured Emerging Markets Equity Fund
Operating Expenses Column [Text]		Class A	Class C	Institutional	Class IR
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.45%	0.45%	0.30%	0.45%
Total Annual Fund Operating Expenses		1.70%	2.45%	1.30%	1.45%
Expense Limitation	[1]	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Expense Limitation		1.45%	2.20%	1.05%	1.20%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured Emerging Markets Equity Fund Goldman Sachs Structured Emerging Markets Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured Emerging Markets Equity Fund	Class A Shares	689	1,033	1,400	2,428
Class C, Goldman Sachs Structured Emerging Markets Equity Fund	Class C Shares– Assuming complete redemption at end of period	323	740	1,283	2,767	Class C Shares– Assuming no redemption	223	740	1,283	2,767
Institutional Class, Goldman Sachs Structured Emerging Markets Equity Fund	Institutional Shares	107	387	689	1,546
Class IR, Goldman Sachs Structured Emerging Markets Equity Fund	Class IR Shares	122	434	768	1,714

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 214% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Currently, emerging countries include, among others, Central and South American, African, Asian and Eastern European countries. Under normal circumstances, the Fund will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Momentum seeks to predict drifts in stock prices caused by under reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® Emerging Markets Standard Index (unhedged, with dividend reinvested, net of dividend withholding taxes) (“MSCI® Emerging Markets (net) Index”), adjusted for country views. Additionally, the portfolio management team’s views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund’s assets among emerging countries. The MSCI® Emerging Markets (net) Index is designed to measure equity market performance of the large and mid market capitalization segments of emerging markets.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Liquidity Risk. The risk that the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interest in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Best Quarter Q2 ’09 +36.79% Worst Quarter Q4 ’08 –28.58%

Average Annual Total Returns - Goldman Sachs Structured Emerging Markets Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Goldman Sachs Structured Emerging Markets Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured Emerging Markets Equity Fund Returns Before Taxes Class A, Goldman Sachs Structured Emerging Markets Equity Fund		Class A Shares	Returns Before Taxes		11.49%	(3.22%)	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund Returns Before Taxes Class C, Goldman Sachs Structured Emerging Markets Equity Fund		Class C Shares	Returns Before Taxes		16.07%	(2.06%)	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured Emerging Markets Equity Fund		Institutional Shares	Returns Before Taxes		18.43%	(1.12%)	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured Emerging Markets Equity Fund		Class A Shares	Returns After Taxes on Distributions		11.80%	(3.21%)	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured Emerging Markets Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		8.09%	(2.58%)	Oct 5, 2007
MSCI Emerging Markets Standard Index			MSCI® Emerging Markets Standard Index (net of withholding taxes)	(reflects no deduction for fees, expenses or taxes)	18.88%	(0.05%)

The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Goldman Sachs Structured International Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured International Equity Fund Goldman Sachs Structured International Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Structured International Equity Fund	Class B, Goldman Sachs Structured International Equity Fund	Class C, Goldman Sachs Structured International Equity Fund	Institutional Class, Goldman Sachs Structured International Equity Fund	Service Class, Goldman Sachs Structured International Equity Fund	Class IR, Goldman Sachs Structured International Equity Fund	Class R, Goldman Sachs Structured International Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured International Equity Fund Goldman Sachs Structured International Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Structured International Equity Fund	Class B, Goldman Sachs Structured International Equity Fund	Class C, Goldman Sachs Structured International Equity Fund	Institutional Class, Goldman Sachs Structured International Equity Fund	Service Class, Goldman Sachs Structured International Equity Fund	Class IR, Goldman Sachs Structured International Equity Fund	Class R, Goldman Sachs Structured International Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.24%	0.24%	0.24%	0.09%	0.59%	0.24%	0.24%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.24%	0.24%	0.24%	0.09%	0.09%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.29%	2.04%	2.04%	0.89%	1.39%	1.04%	1.54%
Expense Limitation	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Expense Limitation		1.25%	2.00%	2.00%	0.85%	1.35%	1.00%	1.50%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured International Equity Fund Goldman Sachs Structured International Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured International Equity Fund	Class A Shares	670	933	1,215	2,018
Class B, Goldman Sachs Structured International Equity Fund	Class B Shares– Assuming complete redemption at end of period	703	936	1,295	2,173	Class B Shares– Assuming no redemption	203	636	1,095	2,173
Class C, Goldman Sachs Structured International Equity Fund	Class C Shares– Assuming complete redemption at end of period	303	636	1,095	2,366	Class C Shares– Assuming no redemption	203	636	1,095	2,366
Institutional Class, Goldman Sachs Structured International Equity Fund	Institutional Shares	87	280	489	1,092
Service Class, Goldman Sachs Structured International Equity Fund	Service Shares	137	436	757	1,665
Class IR, Goldman Sachs Structured International Equity Fund	Class IR Shares	102	327	570	1,267
Class R, Goldman Sachs Structured International Equity Fund	Class R Shares	153	483	836	1,831

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 111% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund invests in at least three foreign countries and may invest in the securities of issuers in emerging countries.

The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy, with some exposure to small cap issuers. The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® Europe, Australasia, Far East (“EAFE»”) Standard Index (unhedged, with dividend reinvested, net of dividend withholding taxes) (“MSCI® EAFE® (net) Index”), adjusted for country views. Additionally, the portfolio management team’s views of the relative attractiveness of countries and currencies are considered in allocating the Fund’s assets among countries. The MSCI® EAFE (net) Index is designed to measure equity market performance large and mid capitalization segments of developed markets, excluding the US and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

Best Quarter Q2 ’03 +17.83% Worst Quarter Q4 ’08 –20.03%

Average Annual Total Returns - Goldman Sachs Structured International Equity Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Goldman Sachs Structured International Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured International Equity Fund Returns Before Taxes Class A, Goldman Sachs Structured International Equity Fund		Class A Shares	Returns Before Taxes		0.93%	0.68%	3.09%	2.83%	Aug 15, 1997
Goldman Sachs Structured International Equity Fund Returns Before Taxes Class B, Goldman Sachs Structured International Equity Fund		Class B Shares	Returns Before Taxes		1.00%	0.66%	3.12%	2.94%	Aug 15, 1997
Goldman Sachs Structured International Equity Fund Returns Before Taxes Class C, Goldman Sachs Structured International Equity Fund		Class C Shares	Returns Before Taxes		5.08%	1.08%	3.00%	2.65%	Aug 15, 1997
Goldman Sachs Structured International Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured International Equity Fund		Institutional Shares	Returns Before Taxes		7.30%	2.23%	4.18%	3.82%	Aug 15, 1997
Goldman Sachs Structured International Equity Fund Returns Before Taxes Service Class, Goldman Sachs Structured International Equity Fund		Service Shares	Returns Before Taxes		6.87%	1.76%	3.68%	3.32%	Aug 15, 1997
Goldman Sachs Structured International Equity Fund Returns Before Taxes Class IR, Goldman Sachs Structured International Equity Fund		Class IR Shares	Returns Before Taxes		7.07%			(8.09%)	Nov 30, 2007
Goldman Sachs Structured International Equity Fund Returns Class R, Goldman Sachs Structured International Equity Fund		Class R Shares	Returns		6.64%			(8.53%)	Nov 30, 2007
Goldman Sachs Structured International Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured International Equity Fund		Class A Shares	Returns After Taxes on Distributions		0.56%	(0.35%)	2.52%	2.26%	Aug 15, 1997
Goldman Sachs Structured International Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured International Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		0.93%	0.43%	2.60%	2.34%	Aug 15, 1997
MSCI EAFE Standard Index			MSCI® EAFE® Standard Index (net of withholding taxes, unhedged)	(reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
MSCI EAFE Standard Index Inception Period Since Aug 15, 1997								4.49%	Aug 15, 1997
MSCI EAFE Standard Index Inception Period Since Nov 30, 2007								(7.50%)	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Goldman Sachs Structured International Small Cap Fund—Summary
Investment Objective
The Goldman Sachs Structured International Small Cap Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Structured International Small Cap Fund Goldman Sachs Structured International Small Cap Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Structured International Small Cap Fund	Class C, Goldman Sachs Structured International Small Cap Fund	Institutional Class, Goldman Sachs Structured International Small Cap Fund	Class IR, Goldman Sachs Structured International Small Cap Fund
Shareholder Fees Column [Text]		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Structured International Small Cap Fund Goldman Sachs Structured International Small Cap Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Structured International Small Cap Fund	Class C, Goldman Sachs Structured International Small Cap Fund	Institutional Class, Goldman Sachs Structured International Small Cap Fund	Class IR, Goldman Sachs Structured International Small Cap Fund
Operating Expenses Column [Text]		Class A	Class C	Institutional	Class IR
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.40%	0.40%	0.25%	0.40%
Total Annual Fund Operating Expenses		1.50%	2.25%	1.10%	1.25%
Expense Limitation	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Expense Limitation		1.30%	2.05%	0.90%	1.05%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Structured International Small Cap Fund Goldman Sachs Structured International Small Cap Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Structured International Small Cap Fund	Class A Shares	675	979	1,306	2,226
Class C, Goldman Sachs Structured International Small Cap Fund	Class C Shares– Assuming complete redemption at end of period	308	684	1,187	2,569	Class C Shares– Assuming no redemption	208	684	1,187	2,569
Institutional Class, Goldman Sachs Structured International Small Cap Fund	Institutional Shares	92	330	587	1,322
Class IR, Goldman Sachs Structured International Small Cap Fund	Class IR Shares	107	377	667	1,494

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 113% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small cap non-U.S. issuers. These issuers have public stock market capitalizations similar to that of the range of the market capitalizations of companies constituting the MSCI® Small Cap Europe, Australasia, Far East (“EAFE®”) Index (unhedged, with dividend reinvested, net of dividend withholding taxes) (“MSCI® EAFE® Small Cap (net) Index”) at the time of investment, which as of February 1, 2011 was between approximately  $58 million and  $6 billion. In addition, these issuers are organized outside the United States or have securities that are principally traded outside the United States.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® EAFE® Small Cap (net) Index, which is designed to measure the equity market performance of the small market capitalization segment of developed markets, excluding the United States and Canada. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interest in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Best Quarter Q2 ’09 +34.33% Worst Quarter Q3 ’08 –24.08%

Average Annual Total Returns - Goldman Sachs Structured International Small Cap Fund GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Goldman Sachs Structured International Small Cap Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Structured International Small Cap Fund Returns Before Taxes Class A, Goldman Sachs Structured International Small Cap Fund		Class A Shares	Returns Before Taxes		20.67%	(3.20%)	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund Returns Before Taxes Class C, Goldman Sachs Structured International Small Cap Fund		Class C Shares	Returns Before Taxes		25.83%	(2.18%)	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund Returns Before Taxes Institutional Class, Goldman Sachs Structured International Small Cap Fund		Institutional Shares	Returns Before Taxes		28.30%	(1.12%)	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund Returns After Taxes on Distributions Class A, Goldman Sachs Structured International Small Cap Fund		Class A Shares	Returns After Taxes on Distributions		19.86%	(3.72%)	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Structured International Small Cap Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		13.76%	(2.90%)	Sep 28, 2007
MSCI EAFE Small Cap Index			MSCI® EAFE® Small Cap Index (net of withholding taxes)	(reflects no deduction for fees, expenses or taxes)	22.04%	(3.12%)

The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Goldman Sachs Concentrated International Equity Fund—Summary
Investment Objective
The Goldman Sachs Concentrated International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Concentrated International Equity Fund Goldman Sachs Concentrated International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Concentrated International Equity Fund	Class B, Goldman Sachs Concentrated International Equity Fund	Class C, Goldman Sachs Concentrated International Equity Fund	Institutional Class, Goldman Sachs Concentrated International Equity Fund	Service Class, Goldman Sachs Concentrated International Equity Fund	Class IR, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Concentrated International Equity Fund Goldman Sachs Concentrated International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Concentrated International Equity Fund	Class B, Goldman Sachs Concentrated International Equity Fund	Class C, Goldman Sachs Concentrated International Equity Fund	Institutional Class, Goldman Sachs Concentrated International Equity Fund	Service Class, Goldman Sachs Concentrated International Equity Fund	Class IR, Goldman Sachs Concentrated International Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.36%	0.36%	0.36%	0.21%	0.71%	0.36%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.36%	0.36%	0.36%	0.21%	0.21%	0.36%
Total Annual Fund Operating Expenses		1.61%	2.36%	2.36%	1.21%	1.71%	1.36%
Expense Limitation	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Expense Limitation		1.54%	2.29%	2.29%	1.14%	1.64%	1.29%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Concentrated International Equity Fund Goldman Sachs Concentrated International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Concentrated International Equity Fund	Class A Shares	698	1,024	1,372	2,350
Class B, Goldman Sachs Concentrated International Equity Fund	Class B Shares– Assuming complete redemption at end of period	732	1,030	1,454	2,504	Class B Shares– Assuming no redemption	232	730	1,254	2,504
Class C, Goldman Sachs Concentrated International Equity Fund	Class C Shares– Assuming complete redemption at end of period	332	730	1,254	2,691	Class C Shares– Assuming no redemption	232	730	1,254	2,691
Institutional Class, Goldman Sachs Concentrated International Equity Fund	Institutional Shares	116	377	658	1,460
Service Class, Goldman Sachs Concentrated International Equity Fund	Service Shares	167	532	922	2,014
Class IR, Goldman Sachs Concentrated International Equity Fund	Class IR Shares	131	424	738	1,629

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 182% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Under normal circumstances, the Fund intends to invest in companies with public stock market capitalizations within the range of the market capitalization of companies constituting the MSCI® Europe, Australia, Far East (“EAFE”) (net) Index (unhedged), with dividends reinvested (“MSCI® EAFE® Index”) at the time of investment, which as of December 31, 2010 was between  $700 million and  $200 billion. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in at least three foreign countries and in up to approximately 60 companies that are considered by the Investment Adviser to be positioned for long-term capital appreciation. The Investment Adviser evaluates factors such as a company’s financial position relative to its peers, current financial condition, competitive position in its industry and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Issuer Concentration Risk. The Fund intends to invest in up to approximately 60 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (CLASS A)
Best Quarter Q2 ’03 +20.18% Worst Quarter Q3 ’08 –22.05%

Average Annual Total Returns - Goldman Sachs Concentrated International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception		Inception Date
Goldman Sachs Concentrated International Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Concentrated International Equity Fund Returns Before Taxes Class A, Goldman Sachs Concentrated International Equity Fund		Class A Shares	Returns Before Taxes		3.90%		(1.37%)		0.03%		4.55%		Dec 1, 1992
Goldman Sachs Concentrated International Equity Fund Returns Before Taxes Class B, Goldman Sachs Concentrated International Equity Fund		Class B Shares	Returns Before Taxes		4.11%		(1.39%)		0.06%		2.83%		May 1, 1996
Goldman Sachs Concentrated International Equity Fund Returns Before Taxes Class C, Goldman Sachs Concentrated International Equity Fund		Class C Shares	Returns Before Taxes		8.20%		(0.97%)		(0.06%)		1.30%		Aug 15, 1997
Goldman Sachs Concentrated International Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Concentrated International Equity Fund		Institutional Shares	Returns Before Taxes		10.39%		0.16%		1.09%		4.19%		Feb 7, 1996
Goldman Sachs Concentrated International Equity Fund Returns Before Taxes Service Class, Goldman Sachs Concentrated International Equity Fund		Service Shares	Returns Before Taxes		9.90%		(0.34%)		0.58%		3.56%		Mar 6, 1996
Goldman Sachs Concentrated International Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Concentrated International Equity Fund		Class A Shares	Returns After Taxes on Distributions		3.76%		(1.66%)		(0.31%)		3.57%		Dec 1, 1992
Goldman Sachs Concentrated International Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Concentrated International Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		2.97%		(1.16%)		(0.06%)		3.54%		Dec 1, 1992
MSCI EAFE (net) Index			MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	7.75%	[1]
MSCI EAFE (net) Index Inception Period Since Dec 01, 1992							2.46%	[1]	3.50%	[1]	6.60%	[1]	Dec 1, 1992
MSCI EAFE (net) Index Inception Period Since May 01, 1996							2.46%	[1]	3.50%	[1]	4.40%	[1]	May 1, 1996
MSCI EAFE (net) Index Inception Period Since Aug 15, 1997							2.46%	[1]	3.50%	[1]	4.49%	[2],[1]	Aug 15, 1997
MSCI EAFE (net) Index Inception Period Since Feb 07, 1996							2.46%	[1]	3.50%	[1]	4.70%	[3],[1]	Feb 7, 1996
MSCI EAFE (net) Index Inception Period Since Mar 06, 1996							2.46%	[1]	3.50%	[1]	4.57%	[4],[1]	Mar 6, 1996
MSCI EAFE (gross) Index			MSCI® EAFE® (gross) Index (unhedged)	(reflects no deduction for fees, expenses or taxes)	8.21%
MSCI EAFE (gross) Index Inception Period Since Dec 01, 1992							2.94%		3.93%		6.98%		Dec 1, 1992
MSCI EAFE (gross) Index Inception Period Since May 01, 1996							2.94%		3.93%		4.78%		May 1, 1996
MSCI EAFE (gross) Index Inception Period Since Aug 15, 1997							2.94%		3.93%		4.50%		Aug 15, 1997
MSCI EAFE (gross) Index Inception Period Since Feb 07, 1996							2.94%		3.93%		5.04%		Feb 7, 1996
MSCI EAFE (gross) Index Inception Period Since Mar 06, 1996							2.94%		3.93%		5.09%		Mar 6, 1996
[1]	Effective March 1, 2010, the Fund changed its benchmark from the MSCI EAFE (gross) Index (unhedged) to the MSCI EAFE (net) Index (unhedged). In the Investment Adviser's opinion, the MSCI EAFE (net) Index (unhedged) is a more appropriate benchmark against which to measure the performance of the Fund, because it reflects dividends paid and deducts taxes.
[2]	Calculated from September 1, 1997 to December 31, 2010.
[3]	Calculated from March 1, 1996 to December 31, 2010.
[4]	Calculated from April 1, 1996 to December 31, 2010.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Goldman Sachs International Small Cap Fund—Summary
Investment Objective
The Goldman Sachs International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs International Small Cap Fund Goldman Sachs International Small Cap Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs International Small Cap Fund	Class B, Goldman Sachs International Small Cap Fund	Class C, Goldman Sachs International Small Cap Fund	Institutional Class, Goldman Sachs International Small Cap Fund	Class Service, Goldman Sachs International Small Cap Fund	Class IR, Goldman Sachs International Small Cap Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs International Small Cap Fund Goldman Sachs International Small Cap Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs International Small Cap Fund	Class B, Goldman Sachs International Small Cap Fund	Class C, Goldman Sachs International Small Cap Fund	Institutional Class, Goldman Sachs International Small Cap Fund	Class Service, Goldman Sachs International Small Cap Fund	Class IR, Goldman Sachs International Small Cap Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.51%	0.51%	0.51%	0.36%	0.86%	0.51%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.51%	0.51%	0.51%	0.36%	0.36%	0.51%
Total Fund Operating Expenses		1.86%	2.61%	2.61%	1.46%	1.96%	1.61%
Expense Limitation	[1]	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Expense Limitation		1.60%	2.35%	2.35%	1.20%	1.70%	1.35%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs International Small Cap Fund Goldman Sachs International Small Cap Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs International Small Cap Fund	Class A Shares	704	1,079	1,478	2,590
Class B, Goldman Sachs International Small Cap Fund	Class B Shares– Assuming complete redemption at end of period	738	1,087	1,562	2,742	Class B Shares– Assuming no redemption	238	787	1,362	2,742
Class C, Goldman Sachs International Small Cap Fund	Class C Shares– Assuming complete redemption at end of period	338	787	1,362	2,925	Class C Shares– Assuming no redemption	238	787	1,362	2,925
Institutional Class, Goldman Sachs International Small Cap Fund	Institutional Shares	122	436	773	1,724
Class Service, Goldman Sachs International Small Cap Fund	Service Shares	173	590	1,033	2,264
Class IR, Goldman Sachs International Small Cap Fund	Class IR Shares	137	483	852	1,889

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 155% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. small-cap companies. These are companies:

· With public stock market capitalizations within the range of the market capitalization of companies constituting the S&P Developed Ex-U.S. Small Cap Index (net) at the time of investment, which as of December 31, 2010 was between  $15 million and  $14 billion; and

· That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth through its evaluation of factors such as a company’s financial position relative to peers, current financial condition, competitive position in its industry, ability to capitalize on future growth, and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. The Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may invest in equity investments outside the market capitalization range specified above and in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in small-capitalization and mid-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Best Quarter Q2 ’09 +27.59% Worst Quarter Q3 ’08 –23.12%

Average Annual Total Returns - Goldman Sachs International Small Cap Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception		Inception Date
Goldman Sachs International Small Cap Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs International Small Cap Fund Returns Before Taxes Class A, Goldman Sachs International Small Cap Fund		Class A Shares	Returns Before Taxes		19.17%		(0.21%)		3.58%		5.31%		May 1, 1998
Goldman Sachs International Small Cap Fund Returns Before Taxes Class B, Goldman Sachs International Small Cap Fund		Class B Shares	Returns Before Taxes		20.24%		(0.19%)		3.60%		5.42%		May 1, 1998
Goldman Sachs International Small Cap Fund Returns Before Taxes Class C, Goldman Sachs International Small Cap Fund		Class C Shares	Returns Before Taxes		24.09%		0.19%		3.46%		5.13%		May 1, 1998
Goldman Sachs International Small Cap Fund Returns Before Taxes Institutional Class, Goldman Sachs International Small Cap Fund		Institutional Shares	Returns Before Taxes		26.62%		1.36%		4.67%		6.34%		May 1, 1998
Goldman Sachs International Small Cap Fund Returns Before Taxes Class Service, Goldman Sachs International Small Cap Fund		Service Shares	Returns Before Taxes		25.92%		0.84%		4.15%		5.79%		May 1, 1998
Goldman Sachs International Small Cap Fund Returns After Taxes on Distributions Class A, Goldman Sachs International Small Cap Fund		Class A Shares	Returns After Taxes on Distributions		18.88%		(0.80%)		3.28%		4.79%		May 1, 1998
Goldman Sachs International Small Cap Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs International Small Cap Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		12.83%		(0.41%)		3.01%		4.43%		May 1, 1998
S&P Developed Ex-U.S. Small Cap (net) Index			S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	21.50%	[1]	4.74%	[1]	8.88%	[1]	7.31%	[1]
S&P Developed Ex-U.S. Small Cap (gross) Index			S&P Developed Ex-U.S. Small Cap (gross) Index	(reflects no deduction for fees, expenses or taxes)	21.96%		5.15%		9.27%		7.67%
[1]	Effective March 1, 2010, the Fund changed its benchmark from the S&P Developed Ex-U.S. Small Cap (gross) Index to the S&P Developed Ex-U.S. Small Cap (net) Index. In the Investment Adviser's opinion, the S&P Developed Ex-U.S. Small Cap (net) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it reflects dividends paid and deducts taxes.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Goldman Sachs Strategic International Equity Fund—Summary
Investment Objective
The Goldman Sachs Strategic International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Strategic International Equity Fund Goldman Sachs Strategic International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Strategic International Equity Fund	Class B, Goldman Sachs Strategic International Equity Fund	Class C, Goldman Sachs Strategic International Equity Fund	Institutional Class , Goldman Sachs Strategic International Equity Fund	Class IR , Goldman Sachs Strategic International Equity Fund	Class R , Goldman Sachs Strategic International Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Strategic International Equity Fund Goldman Sachs Strategic International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS		Class A, Goldman Sachs Strategic International Equity Fund	Class B, Goldman Sachs Strategic International Equity Fund	Class C, Goldman Sachs Strategic International Equity Fund	Institutional Class , Goldman Sachs Strategic International Equity Fund	Class IR , Goldman Sachs Strategic International Equity Fund	Class R , Goldman Sachs Strategic International Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%
Other Expenses		0.61%	0.61%	0.61%	0.46%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.71%	2.46%	2.46%	1.31%	1.46%	1.96%
Expense Limitation	[1]	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Expense Limitation		1.45%	2.20%	2.20%	1.05%	1.20%	1.70%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Strategic International Equity Fund Goldman Sachs Strategic International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Strategic International Equity Fund	Class A Shares	689	1,035	1,404	2,438
Class B, Goldman Sachs Strategic International Equity Fund	Class B Shares– Assuming complete redemption at end of period	723	1,042	1,487	2,591	Class B Shares– Assuming no redemption	223	742	1,287	2,591
Class C, Goldman Sachs Strategic International Equity Fund	Class C Shares– Assuming complete redemption at end of period	323	742	1,287	2,777	Class C Shares– Assuming no redemption	223	742	1,287	2,777
Institutional Class , Goldman Sachs Strategic International Equity Fund	Institutional Shares	107	390	693	1,556
Class IR , Goldman Sachs Strategic International Equity Fund	Class IR Shares	122	436	773	1,724
Class R , Goldman Sachs Strategic International Equity Fund	Class R Shares	173	590	1,033	2,264

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 121% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than  $500 million at the time of investment, and in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund is “strategic” in that it provides investors with access to the long term investment opportunity of the international markets.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk.Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Best Quarter Q2 ’09 +20.71% Worst Quarter Q3 ’08 –22.26%

Average Annual Total Returns - Goldman Sachs Strategic International Equity Fund GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		Since Inception		Inception Date
Goldman Sachs Strategic International Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Strategic International Equity Fund Returns Before Taxes Class A, Goldman Sachs Strategic International Equity Fund		Class A Shares	Returns Before Taxes		4.24%		(7.87%)		Jun 25, 2007
Goldman Sachs Strategic International Equity Fund Returns Before Taxes Class B, Goldman Sachs Strategic International Equity Fund		Class B Shares	Returns Before Taxes		4.36%		(7.92%)		Jun 25, 2007
Goldman Sachs Strategic International Equity Fund Returns Before Taxes Class C, Goldman Sachs Strategic International Equity Fund		Class C Shares	Returns Before Taxes		8.42%		(7.11%)		Jun 25, 2007
Goldman Sachs Strategic International Equity Fund Returns Before Taxes Institutional Class , Goldman Sachs Strategic International Equity Fund		Institutional Shares	Returns Before Taxes		10.59%		(6.04%)		Jun 25, 2007
Goldman Sachs Strategic International Equity Fund Returns Before Taxes Class IR , Goldman Sachs Strategic International Equity Fund		Class IR Shares	Returns Before Taxes		10.87%		(9.12%)		Nov 30, 2007
Goldman Sachs Strategic International Equity Fund Returns Class R , Goldman Sachs Strategic International Equity Fund		Class R Shares	Returns		9.92%		(9.69%)		Nov 30, 2007
Goldman Sachs Strategic International Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Strategic International Equity Fund		Class A Shares	Returns After Taxes on Distributions		4.18%		(9.63%)		Jun 25, 2007
Goldman Sachs Strategic International Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Strategic International Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		3.06%		(6.27%)		Jun 25, 2007
MSCI EAFE (net) Index			MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	7.75%	[1]
MSCI EAFE (net) Index Inception Period Since Jun 25, 2007							(5.72%)	[1]	Jun 25, 2007
MSCI EAFE (net) Index Inception Period Since Nov 30, 2007							(7.50%)	[1]	Nov 30, 2007
MSCI EAFE (gross) Index			MSCI® EAFE® (gross) Index (unhedged)	(reflects no deduction for fees, expenses or taxes)	8.21%
MSCI EAFE (gross) Index Inception Period Since Jun 25, 2007							(5.29%)		Jun 25, 2007
MSCI EAFE (gross) Index Inception Period Since Nov 30, 2007							(7.05%)		Nov 30, 2007
[1]	Effective March 1, 2010, the Fund changed its benchmark from the MSCI EAFE (gross) Index (unhedged) to the MSCI EAFE (net) Index (unhedged). In the Investment Adviser's opinion, the MSCI EAFE (net) Index (unhedged) is a more appropriate benchmark against which to measure the performance of the Fund, because it reflects dividends paid and deducts taxes.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and the returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Goldman Sachs Asia Equity Fund—Summary
Investment Objective
The Goldman Sachs Asia Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Asia Equity Fund Goldman Sachs Asia Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS		Class A, Goldman Sachs Asia Equity Fund	Class B, Goldman Sachs Asia Equity Fund	Class C, Goldman Sachs Asia Equity Fund	Institutional Class, Goldman Sachs Asia Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Asia Equity Fund Goldman Sachs Asia Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS		Class A, Goldman Sachs Asia Equity Fund	Class B, Goldman Sachs Asia Equity Fund	Class C, Goldman Sachs Asia Equity Fund	Institutional Class, Goldman Sachs Asia Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Institutional
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		1.07%	1.07%	1.07%	0.92%
Total Annual Fund Operating Expenses		2.32%	3.07%	3.07%	1.92%
Expense Limitation	[1]	(0.72%)	(0.72%)	(0.72%)	(0.72%)
Total Annual Fund Operating Expenses After Expense Limitation		1.60%	2.35%	2.35%	1.20%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C and/or Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C and/or Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Asia Equity Fund Goldman Sachs Asia Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Asia Equity Fund	Class A Shares	704	1,170	1,661	3,008
Class B, Goldman Sachs Asia Equity Fund	Class B Shares– Assuming complete redemption at end of period	739	1,181	1,748	3,158	Class B Shares– Assuming no redemption	239	881	1,548	3,158
Class C, Goldman Sachs Asia Equity Fund	Class C Shares– Assuming complete redemption at end of period	339	881	1,548	3,333	Class C Shares– Assuming no redemption	239	881	1,548	3,333
Institutional Class, Goldman Sachs Asia Equity Fund	Institutional Shares	123	534	970	2,185

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 85% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers (excluding Japanese issuers). An Asian issuer is any company that either:

· Has a class of its securities whose principal securities market is in one or more Asian countries;

· Is organized under the laws of, or has a principal office in, an Asian country;

· Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or

· Maintains 50% or more of its assets in one or more Asian countries.

The Fund may allocate its assets among the Asian countries (other than Japan) as determined from time to time by the Investment Adviser.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-Asian countries and Japan, and may invest in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Asia Risk. Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund's investments in Asian issuers increases the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Emerging Countries Risk. The securities markets of most Asian and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, may have either more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities of Asian issuers may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and Institutional Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Best Quarter Q2 ’09 +31.18% Worst Quarter Q3 ’08 -25.68%

Average Annual Total Returns - Goldman Sachs Asia Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception		Inception Date
Goldman Sachs Asia Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Asia Equity Fund Returns Before Taxes Class A, Goldman Sachs Asia Equity Fund		Class A Shares	Returns Before Taxes		13.13%		6.62%		8.40%		2.55%		Jul 8, 1994
Goldman Sachs Asia Equity Fund Returns Before Taxes Class B, Goldman Sachs Asia Equity Fund		Class B Shares	Returns Before Taxes		13.76%		6.70%		8.43%		1.41%		May 1, 1996
Goldman Sachs Asia Equity Fund Returns Before Taxes Class C, Goldman Sachs Asia Equity Fund		Class C Shares	Returns Before Taxes		17.74%		7.01%		8.25%		1.84%		Aug 15, 1997
Goldman Sachs Asia Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Asia Equity Fund		Institutional Shares	Returns Before Taxes		20.12%		8.27%		9.58%		2.53%		Feb 2, 1996
Goldman Sachs Asia Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Asia Equity Fund		Class A Shares	Returns After Taxes on Distributions		13.01%		6.67%		8.45%		2.50%		Jul 8, 1994
Goldman Sachs Asia Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Asia Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		8.85%		6.03%		7.68%		2.29%		Jul 8, 1994
MSCI All Country Asia ex-Japan Price Index (unhedged)			MSCI® All Country Asia ex-Japan Price Index (unhedged)	(reflects no deduction for fees, expenses or taxes)	16.99%		10.24%		10.35%
MSCI All Country Asia ex-Japan Price Index (unhedged) Inception Period Since Jul 08, 1994											2.97%		Jul 8, 1994
MSCI All Country Asia ex-Japan Price Index (unhedged) Inception Period Since May 01, 1996											2.25%		May 1, 1996
MSCI All Country Asia ex-Japan Price Index (unhedged) Inception Period Since Aug 15, 1997											3.00%		Aug 15, 1997
MSCI All Country Asia ex-Japan Price Index (unhedged) Inception Period Since Feb 02, 1996											2.53%		Feb 2, 1996
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index			MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index	(reflects no deduction for fees or expenses)	19.62%	[1]	12.85%	[1]	12.99%	[1]
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Inception Period Since Jul 08, 1994												[1]	Jul 8, 1994
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Inception Period Since May 01, 1996												[1]	May 1, 1996
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Inception Period Since Aug 15, 1997												[1]	Aug 15, 1997
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Inception Period Since Feb 02, 1996												[1]	Feb 2, 1996
[1]	Effective February 28, 2011, the Fund changed its benchmark from the MSCI All Country Asia ex-Japan Price Index (unhedged) to the MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index. In the Investment Adviser's opinion, the MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it accounts for the effect that dividends have on an investor's total return. Performance for the MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index is provided since 2001.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)—Summary
Investment Objective
The Goldman Sachs BRIC Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs BRIC Fund Goldman Sachs BRIC Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS		Class A, Goldman Sachs BRIC Fund	Class C, Goldman Sachs BRIC Fund	Institutional Class, Goldman Sachs BRIC Fund	Class IR, Goldman Sachs BRIC Fund
Shareholder Fees Column [Text]		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs BRIC Fund Goldman Sachs BRIC Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS		Class A, Goldman Sachs BRIC Fund	Class C, Goldman Sachs BRIC Fund	Institutional Class, Goldman Sachs BRIC Fund	Class IR, Goldman Sachs BRIC Fund
Operating Expenses Column [Text]		Class A	Class C	Institutional	Class IR
Management Fees		1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.37%	0.37%	0.22%	0.37%
Total Annual Fund Operating Expenses		1.92%	2.67%	1.52%	1.67%
Fee Waiver	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver		1.89%	2.64%	1.49%	1.64%
[1]	The Investment Adviser has agreed to waive a portion of the management fee on the Fund at an annual rate equal to 0.03% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs BRIC Fund Goldman Sachs BRIC Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs BRIC Fund	Class A Shares	731	1,117	1,527	2,668
Class C, Goldman Sachs BRIC Fund	Class C Shares– Assuming complete redemption at end of period	367	827	1,412	3,000	Class C Shares– Assuming no redemption	267	827	1,412	3,000
Institutional Class, Goldman Sachs BRIC Fund	Institutional Shares	152	477	826	1,810
Class IR, Goldman Sachs BRIC Fund	Class IR Shares	167	524	905	1,974

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 87% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments in Brazil, Russia, India and China (“BRIC countries”) or in issuers that participate in the markets of the BRIC countries.

An issuer participates in the markets of the BRIC countries if the issuer:

· Has a class of its securities whose principal securities market is in a BRIC country;

· Is organized under the laws of, or has a principal office in, a BRIC country; or

· Maintains 50% or more of its assets in one or more BRIC countries.

Under normal circumstances, the Fund maintains investments in at least four emerging countries: Brazil, Russia, India and China. Generally, the Fund may invest in issuers that expose the Fund to the prevailing economic circumstances and factors present in the BRIC countries. The Fund may also invest in other emerging country issuers, in addition to BRIC country issuers.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

BRIC Risk. The Fund’s investment exposure to the BRIC countries will subject the Fund, to a greater extent than if investments were not made in those countries, to the risks of conditions and events that may be particular to those countries, such as: volatile economic cycles and/or securities markets; adverse exchange rates; social, political, regulatory, economic or environmental events; or natural disasters. The economies, industries, securities and currency markets of Brazil, Russia, India and China may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Best Quarter Q2 ’09 +44.38% Worst Quarter Q3 ’08 –34.71%

Average Annual Total Returns - Goldman Sachs BRIC Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		Since Inception		Inception Date
Goldman Sachs BRIC Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs BRIC Fund Returns Before Taxes Class A, Goldman Sachs BRIC Fund		Class A Shares	Returns Before Taxes		4.32%		10.72%		Jun 30, 2006
Goldman Sachs BRIC Fund Returns Before Taxes Class C, Goldman Sachs BRIC Fund		Class C Shares	Returns Before Taxes		8.53%		11.26%		Jun 30, 2006
Goldman Sachs BRIC Fund Returns Before Taxes Institutional Class, Goldman Sachs BRIC Fund		Institutional Shares	Returns Before Taxes		10.79%		12.56%		Jun 30, 2006
Goldman Sachs BRIC Fund Returns After Taxes on Distributions Class A, Goldman Sachs BRIC Fund		Class A Shares	Returns After Taxes on Distributions		4.32%		10.34%		Jun 30, 2006
Goldman Sachs BRIC Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs BRIC Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		2.81%		9.15%		Jun 30, 2006
MSCI BRIC (Net, Unhedged, USD) Index			MSCI® BRIC (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	9.57%	[1]
MSCI BRIC (Net, Unhedged, USD) Index Inception Period Since Jun 30, 2006							13.51%	[1]	Jun 30, 2006
MSCI BRIC 5-25 Investable Markets Index (net)			MSCI® BRIC 5-25 Investable Markets Index (net)	(reflects no deduction for fees or expenses)	11.75%
MSCI BRIC 5-25 Investable Markets Index (net) Inception Period Since Jun 30, 2006							16.42%		Jun 30, 2006
[1]	Effective May 3, 2010, the Fund changed its benchmark from the MSCI BRIC 5-25 Investable Markets Index (net) to the MSCI BRIC (Net, Unhedged, USD) Index. In the Investment Adviser's opinion, the MSCI BRIC (Net, Unhedged, USD) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it more accurately represents its investable universe.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Goldman Sachs Emerging Markets Equity Fund—Summary
Investment Objective
The Goldman Sachs Emerging Markets Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Emerging Markets Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS		Class A, Goldman Sachs Emerging Markets Equity Fund	Class B, Goldman Sachs Emerging Markets Equity Fund	Class C, Goldman Sachs Emerging Markets Equity Fund	Institutional Class, Goldman Sachs Emerging Markets Equity Fund	Service Class, Goldman Sachs Emerging Markets Equity Fund	Class IR, Goldman Sachs Emerging Markets Equity Fund
Shareholder Fees Column [Text]		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Emerging Markets Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS	Class A, Goldman Sachs Emerging Markets Equity Fund	Class B, Goldman Sachs Emerging Markets Equity Fund	Class C, Goldman Sachs Emerging Markets Equity Fund	Institutional Class, Goldman Sachs Emerging Markets Equity Fund	Service Class, Goldman Sachs Emerging Markets Equity Fund	Class IR, Goldman Sachs Emerging Markets Equity Fund
Operating Expenses Column [Text]	Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none
Other Expenses	0.46%	0.46%	0.46%	0.31%	0.81%	0.46%
Service Fees	none	none	none	none	0.25%	none
Shareholder Administration Fees	none	none	none	none	0.25%	none
All Other Expenses	0.46%	0.46%	0.46%	0.31%	0.31%	0.46%
Total Annual Fund Operating Expenses	1.91%	2.66%	2.66%	1.51%	2.01%	1.66%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Emerging Markets Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Goldman Sachs Emerging Markets Equity Fund	Class A Shares	733	1,117	1,525	2,660
Class B, Goldman Sachs Emerging Markets Equity Fund	Class B Shares– Assuming complete redemption at end of period	769	1,126	1,610	2,812	Class B Shares– Assuming no redemption	269	826	1,410	2,812
Class C, Goldman Sachs Emerging Markets Equity Fund	Class C Shares– Assuming complete redemption at end of period	369	826	1,410	2,993	Class C Shares– Assuming no redemption	269	826	1,410	2,993
Institutional Class, Goldman Sachs Emerging Markets Equity Fund	Institutional Shares	154	477	824	1,802
Service Class, Goldman Sachs Emerging Markets Equity Fund	Service Shares	204	630	1,083	2,338
Class IR, Goldman Sachs Emerging Markets Equity Fund	Class IR Shares	169	523	902	1,965

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 147% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most Central and South American, African, Middle Eastern, Asian and Eastern European nations.

An emerging country issuer is any company that either:

· Has a class of its securities whose principal securities market is in an emerging country;

· Is organized under the laws of, or has a principal office in, an emerging country;

· Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or

· Maintains 50% or more of its assets in one or more emerging countries.

An emerging country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging country issuers.

Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may invest in (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

The Fund may invest heavily in issuers located in Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these four countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Best Quarter Q2 ’09 +36.68% Worst Quarter Q4 ’08 –29.14%

Average Annual Total Retruns - Goldman Sachs Emerging Markets Equity Fund GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception		Inception Date
Goldman Sachs Emerging Markets Equity Fund	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Goldman Sachs Emerging Markets Equity Fund Returns Before Taxes Class A, Goldman Sachs Emerging Markets Equity Fund		Class A Shares	Returns Before Taxes		9.80%		7.65%		12.64%		8.50%		Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund Returns Before Taxes Class B, Goldman Sachs Emerging Markets Equity Fund		Class B Shares	Returns Before Taxes		10.27%		7.62%		12.71%		8.64%		Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund Returns Before Taxes Class C, Goldman Sachs Emerging Markets Equity Fund		Class C Shares	Returns Before Taxes		14.23%		8.04%		12.51%		8.31%		Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund Returns Before Taxes Institutional Class, Goldman Sachs Emerging Markets Equity Fund		Institutional Shares	Returns Before Taxes		16.59%		9.30%		13.82%		9.55%		Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund Returns Before Taxes Service Class, Goldman Sachs Emerging Markets Equity Fund		Service Shares	Returns Before Taxes		16.02%		8.76%		13.31%		8.85%		Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund Returns After Taxes on Distributions Class A, Goldman Sachs Emerging Markets Equity Fund		Class A Shares	Returns After Taxes on Distributions		9.97%		6.06%		11.87%		7.73%		Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund Returns After Taxes on Distributions and Sale of Fund Shares Class A, Goldman Sachs Emerging Markets Equity Fund		Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		6.57%		6.04%		11.15%		7.28%		Dec 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index			MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	18.88%	[1]	12.63%	[1]	15.57%	[1]
MSCI Emerging Markets (Net, Unhedged, USD) Index Inception Period Since Dec 15, 1997											9.66%	[1]	Dec 15, 1997
MSCI Emerging Markets Investable Markets Index (net)			MSCI® Emerging Markets Investable Markets Index (net)	(reflects no deduction for fees or expenses)	19.90%		13.22%		16.07%
MSCI Emerging Markets Investable Markets Index (net) Inception Period Since Dec 15, 1997											9.92%		Dec 15, 1997
[1]	Effective May 3, 2010, the Fund changed its benchmark from the MSCI Emerging Markets Investable Markets Index (net) to the MSCI Emerging Markets (Net, Unhedged, USD) Index. In the Investment Adviser's opinion, the MSCI Emerging Markets (Net, Unhedged, USD) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it more accurately represents its investable universe.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Balanced Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Balanced Fund (the “Fund”) seeks to provide long-term growth of capital and current income.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 238% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	238.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve growth of capital primarily through equity investments. The Fund seeks to provide current income through investments in fixed income securities (bonds) and high dividend paying stocks. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness based on market valuations, economic growth and inflation prospects. Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced investment strategy seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

The Fund invests, under normal circumstances, between 50% and 70% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity securities. Generally, the Fund makes equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. While the Fund seeks to maintain industry and sector weights that are generally similar to those of the S&P 500® Index, the Fund generally seeks to hold higher dividend paying stocks within those industries and sectors. The Investment Adviser uses proprietary quantitative techniques, including a risk model and a transactions cost model, in managing the Fund’s equity investments.

The Fund invests at least 25% of its Total Assets in senior fixed income securities (i.e., securities that are not subordinated to other securities issued by an issuer). The Fund’s fixed income securities primarily include:

· Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises

· Securities issued by corporations, banks and other issuers

· Mortgage-backed and asset-backed securities

· Securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities and foreign corporations or other entities.

The Fund’s fixed income strategy seeks to provide returns relative to a market benchmark, the Barclays Capital Aggregate U.S. Bond Index, while also seeking to provide current income. The Fund’s fixed income approach emphasizes: (i) sector allocation strategies which enable the Investment Adviser to tactically overweight or underweight one sector of the fixed income market versus another; (ii) individual security selection based on identifying relative value; and (iii) strategies based on the Investment Adviser’s expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy. The Fund may invest in bonds rated at least B by Standard & Poor’s Rating Group (“Standard & Poor’s”), or Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) at the time of investment. The Fund does not maintain a fixed target duration.

The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund may invest up to 20% of its Total Assets (measured at the time of investment) in foreign securities, including up to 15% of its Total Assets in fixed income securities of issuers in countries with emerging markets or economies (“emerging countries”). The Fund may invest up to 25% of its Total Assets (measured at the time of investment) in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration. To the extent that the Fund invests in non-investment grade fixed income securities, these risks will be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks will be more pronounced, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and/or Institutional Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other shares of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and/or Institutional Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 ’09 +13.37% Worst Quarter Q4 ’08 -12.65%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A, Goldman Sachs Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	651
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,109
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.46%)
2002	rr_AnnualReturn2002	(10.07%)
2003	rr_AnnualReturn2003	16.45%
2004	rr_AnnualReturn2004	9.75%
2005	rr_AnnualReturn2005	3.03%
2006	rr_AnnualReturn2006	11.73%
2007	rr_AnnualReturn2007	3.93%
2008	rr_AnnualReturn2008	(23.23%)
2009	rr_AnnualReturn2009	23.79%
2010	rr_AnnualReturn2010	13.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.65%)
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Goldman Sachs Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.80%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	639
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Goldman Sachs Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.80%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	283
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	2,455
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	639
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,455
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Goldman Sachs Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.65%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	518
10 Years	rr_ExpenseExampleYear10	1,193
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Goldman Sachs Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GKIRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.80%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	IR Shares
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	1,366
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Balanced Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1994
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Balanced Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Balanced Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.42%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Balanced Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Balanced Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1994
Goldman Sachs Balanced Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Balanced Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1994
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured Large Cap Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured Large Cap Growth Fund (the “Fund”) seeks long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with dividend income as a secondary consideration.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of lass A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in large cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell 1000® Index, which as of February 1, 2011 was between  $231 million and  $42.3 billion. However, the Fund may invest in securities outside the Russell 1000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index, which generally consists of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’03 +14.98% Worst Quarter Q4 ’08 –22.14%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	1,864
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCLCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	673
3 Years	rr_ExpenseExampleYear03	880
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	2,020
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	580
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,020
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,012
10 Years	rr_ExpenseExampleYear10	2,216
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	580
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,216
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.55%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	402
10 Years	rr_ExpenseExampleYear10	923
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(21.06%)
2002	rr_AnnualReturn2002	(26.73%)
2003	rr_AnnualReturn2003	31.14%
2004	rr_AnnualReturn2004	10.46%
2005	rr_AnnualReturn2005	5.95%
2006	rr_AnnualReturn2006	8.20%
2007	rr_AnnualReturn2007	2.74%
2008	rr_AnnualReturn2008	(40.75%)
2009	rr_AnnualReturn2009	31.02%
2010	rr_AnnualReturn2010	13.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class Service, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCLX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	671
10 Years	rr_ExpenseExampleYear10	1,504
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	IR Shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	483
10 Years	rr_ExpenseExampleYear10	1,100
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class R, Structured Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,673
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.26%
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	(2.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.61%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	(1.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class Service, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
10 Years	rr_AverageAnnualReturnYear10	(1.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class IR, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns | Class R, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
10 Years	rr_AverageAnnualReturnYear10	(2.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Structured Large Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Structured Large Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	(1.65%)
10 Years	rr_AverageAnnualReturnYear10	(1.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured Large Cap Value Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured Large Cap Value Fund (the “Fund”) seeks long-term growth of capital and dividend income.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell 1000® Index at the time of investment, which as of February 1, 2011 was between  $231 million and  $42.3 billion. However, the Fund may invest in securities outside the Russell 1000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 1000® Value Index, which generally consists of companies with above average capitalizations, low earnings growth expectations and above average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”)tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 ’09 +16.92% Worst Quarter Q4 ’08 –22.03%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.94%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	641
3 Years	rr_ExpenseExampleYear03	865
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	1,803
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,186
10 Years	rr_ExpenseExampleYear10	1,960
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	986
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,960
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	986
10 Years	rr_ExpenseExampleYear10	2,156
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	986
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,156
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.54%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	374
10 Years	rr_ExpenseExampleYear10	855
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.87%)
2002	rr_AnnualReturn2002	(17.89%)
2003	rr_AnnualReturn2003	29.01%
2004	rr_AnnualReturn2004	20.14%
2005	rr_AnnualReturn2005	8.71%
2006	rr_AnnualReturn2006	18.27%
2007	rr_AnnualReturn2007	(5.31%)
2008	rr_AnnualReturn2008	(37.17%)
2009	rr_AnnualReturn2009	14.75%
2010	rr_AnnualReturn2010	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Service Class, Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCLSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.04%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,440
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	IR Shares
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	456
10 Years	rr_ExpenseExampleYear10	1,034
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class R, Goldman Sachs Structured Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.19%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Shares
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	724
10 Years	rr_ExpenseExampleYear10	1,610
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	(3.15%)
10 Years	rr_AverageAnnualReturnYear10	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
10 Years	rr_AverageAnnualReturnYear10	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	(2.76%)
10 Years	rr_AverageAnnualReturnYear10	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
10 Years	rr_AverageAnnualReturnYear10	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Service Class, Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	(2.12%)
10 Years	rr_AverageAnnualReturnYear10	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class IR, Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(6.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns | Class R, Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(7.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	(3.62%)
10 Years	rr_AverageAnnualReturnYear10	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Large Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Goldman Sachs Structured Large Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured Small Cap Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured Small Cap Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment, which as of February 1, 2011 was between  $24 million and  $5.2 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 2000® Index, which is an index designed to represent an investable universe of small-cap companies. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 ’09 +21.27% Worst Quarter Q4 ’08 –25.66%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.25%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,256
10 Years	rr_ExpenseExampleYear10	2,115
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	957
5 Years	rr_ExpenseExampleYear05	1,336
10 Years	rr_ExpenseExampleYear10	2,270
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	657
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,270
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	657
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	2,461
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	657
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,461
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	533
10 Years	rr_ExpenseExampleYear10	1,200
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.13%
2002	rr_AnnualReturn2002	(15.77%)
2003	rr_AnnualReturn2003	46.20%
2004	rr_AnnualReturn2004	15.84%
2005	rr_AnnualReturn2005	7.90%
2006	rr_AnnualReturn2006	13.02%
2007	rr_AnnualReturn2007	(15.09%)
2008	rr_AnnualReturn2008	(34.83%)
2009	rr_AnnualReturn2009	27.99%
2010	rr_AnnualReturn2010	30.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.66%)
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Service Class, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	800
10 Years	rr_ExpenseExampleYear10	1,768
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDSTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	IR Shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	1,374
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class R, Goldman Sachs Structured Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDSRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.50%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Shares
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	879
10 Years	rr_ExpenseExampleYear10	1,932
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.15%
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.30%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.18%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
10 Years	rr_AverageAnnualReturnYear10	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.74%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Service Class, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.05%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class IR, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.51%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns | Class R, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	29.87%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.05%
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
10 Years	rr_AverageAnnualReturnYear10	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured Small Cap Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured Small Cap Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured Small Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2011 was between  $24 million and  $5.2 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 2000® Growth Index, which is an index designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk.Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +21.81% Worst Quarter Q4 ’08 –26.48%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A, Goldman Sachs Structured Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAOX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.25%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	1,092
5 Years	rr_ExpenseExampleYear05	1,539
10 Years	rr_ExpenseExampleYear10	2,775
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(38.84%)
2009	rr_AnnualReturn2009	35.21%
2010	rr_AnnualReturn2010	31.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Goldman Sachs Structured Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBOX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,101
5 Years	rr_ExpenseExampleYear05	1,625
10 Years	rr_ExpenseExampleYear10	2,926
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,926
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Goldman Sachs Structured Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCOX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	801
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	3,106
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,106
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Goldman Sachs Structured Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIOX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	451
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,928
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Goldman Sachs Structured Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTOX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	IR Shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	917
10 Years	rr_ExpenseExampleYear10	2,090
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class R, Goldman Sachs Structured Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSROX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.50%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Shares
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,174
10 Years	rr_ExpenseExampleYear10	2,612
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.17%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class IR, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns | Class R, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	30.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Growth Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured Small Cap Growth Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured Small Cap Value Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured Small Cap Value Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2011 was between  $24 million and  $5.2 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 2000® Value Index, which is designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 ’09 +24.33% Worst Quarter Q4 ’08 –23.95%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A, Goldman Sachs Structured Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSATX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.25%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,270
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(31.20%)
2009	rr_AnnualReturn2009	22.06%
2010	rr_AnnualReturn2010	29.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.95%)
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Goldman Sachs Structured Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	1,403
10 Years	rr_ExpenseExampleYear10	2,424
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,424
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Goldman Sachs Structured Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	690
5 Years	rr_ExpenseExampleYear05	1,203
10 Years	rr_ExpenseExampleYear10	2,613
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,613
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Goldman Sachs Structured Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSITX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,371
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Goldman Sachs Structured Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTTTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	IR Shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	684
10 Years	rr_ExpenseExampleYear10	1,541
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class R, Goldman Sachs Structured Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTTRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.50%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Shares
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	537
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	2,091
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class IR, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns | Class R, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	29.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured Small Cap Value Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.77%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured U.S. Equity Fund-Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured U.S. Equity Fund (the “Fund”) seeks long-term growth of capital and dividend income.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 83 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund uses a "structured" quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research, based on six investment themes: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company's intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund maintains risk, style, capitalization and industry characteristics similar to the S&P 500® Index, which is an index of large-cap stocks designed to reflect a broad representation of the U.S. economy. As of February 1, 2011, the market capitalization range for the S&P 500® Index was between  $1.5 billion and  $423 billion. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. However, the Fund may invest in securities outside the S&P 500 capitalization range.

The Fund may also invest in fixed income securities that are limited to securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Investment Style Risk. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 ‘09 +14.38% Worst Quarter Q4 ’08 –21.18%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the Period Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class A, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSQX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,142
10 Years	rr_ExpenseExampleYear10	1,884
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(11.29%)
2002	rr_AnnualReturn2002	(21.51%)
2003	rr_AnnualReturn2003	30.02%
2004	rr_AnnualReturn2004	14.31%
2005	rr_AnnualReturn2005	6.59%
2006	rr_AnnualReturn2006	13.03%
2007	rr_AnnualReturn2007	(1.29%)
2008	rr_AnnualReturn2008	(37.60%)
2009	rr_AnnualReturn2009	20.89%
2010	rr_AnnualReturn2010	12.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.18%)
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class B, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	673
3 Years	rr_ExpenseExampleYear03	884
5 Years	rr_ExpenseExampleYear05	1,221
10 Years	rr_ExpenseExampleYear10	2,040
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	584
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,040
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class C, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSUSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,235
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	584
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,235
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Institutional Class, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSELX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.55%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	945
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Service Class, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSESX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,525
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class IR, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSUTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	492
10 Years	rr_ExpenseExampleYear10	1,122
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Class R, Goldman Sachs Structured U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSURX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,693
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
10 Years	rr_AverageAnnualReturnYear10	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1991
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	(2.16%)
10 Years	rr_AverageAnnualReturnYear10	(0.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.10%
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1995
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Service Class, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Years	rr_AverageAnnualReturnYear05	(1.11%)
10 Years	rr_AverageAnnualReturnYear10	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 1996
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns Before Taxes | Class IR, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns | Class R, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1991
Goldman Sachs Structured U.S. Equity Fund | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured U.S. Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.64%
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
10 Years	rr_AverageAnnualReturnYear10	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1991
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured Emerging Markets Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured Emerging Markets Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 214% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Currently, emerging countries include, among others, Central and South American, African, Asian and Eastern European countries. Under normal circumstances, the Fund will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Momentum seeks to predict drifts in stock prices caused by under reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® Emerging Markets Standard Index (unhedged, with dividend reinvested, net of dividend withholding taxes) (“MSCI® Emerging Markets (net) Index”), adjusted for country views. Additionally, the portfolio management team’s views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund’s assets among emerging countries. The MSCI® Emerging Markets (net) Index is designed to measure equity market performance of the large and mid market capitalization segments of emerging markets.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Liquidity Risk. The risk that the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interest in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +36.79% Worst Quarter Q4 ’08 –28.58%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class A, Goldman Sachs Structured Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.45%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	1,033
5 Years	rr_ExpenseExampleYear05	1,400
10 Years	rr_ExpenseExampleYear10	2,428
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class C, Goldman Sachs Structured Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	740
5 Years	rr_ExpenseExampleYear05	1,283
10 Years	rr_ExpenseExampleYear10	2,767
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	740
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,283
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,767
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Institutional Class, Goldman Sachs Structured Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,546
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(54.60%)
2009	rr_AnnualReturn2009	80.32%
2010	rr_AnnualReturn2010	18.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.58%)
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class IR, Goldman Sachs Structured Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRPX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	768
10 Years	rr_ExpenseExampleYear10	1,714
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2007
Goldman Sachs Structured Emerging Markets Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2007
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured International Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 111% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund invests in at least three foreign countries and may invest in the securities of issuers in emerging countries.

The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy, with some exposure to small cap issuers. The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® Europe, Australasia, Far East (“EAFE»”) Standard Index (unhedged, with dividend reinvested, net of dividend withholding taxes) (“MSCI® EAFE® (net) Index”), adjusted for country views. Additionally, the portfolio management team’s views of the relative attractiveness of countries and currencies are considered in allocating the Fund’s assets among countries. The MSCI® EAFE (net) Index is designed to measure equity market performance large and mid capitalization segments of developed markets, excluding the US and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’03 +17.83% Worst Quarter Q4 ’08 –20.03%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class A, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.25%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	933
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,018
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class B, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,295
10 Years	rr_ExpenseExampleYear10	2,173
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	636
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,173
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class C, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCICX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	636
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	636
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,366
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Institutional Class, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,092
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(18.46%)
2002	rr_AnnualReturn2002	(13.89%)
2003	rr_AnnualReturn2003	37.97%
2004	rr_AnnualReturn2004	20.89%
2005	rr_AnnualReturn2005	15.13%
2006	rr_AnnualReturn2006	27.76%
2007	rr_AnnualReturn2007	10.48%
2008	rr_AnnualReturn2008	(42.80%)
2009	rr_AnnualReturn2009	29.10%
2010	rr_AnnualReturn2010	7.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.03%)
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Service Class, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCISX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	757
10 Years	rr_ExpenseExampleYear10	1,665
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class IR, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCITX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.00%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,267
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class R, Goldman Sachs Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.50%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	836
10 Years	rr_ExpenseExampleYear10	1,831
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.08%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Service Class, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class IR, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(8.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns | Class R, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(8.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Equity Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Structured International Small Cap Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Structured International Small Cap Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small cap non-U.S. issuers. These issuers have public stock market capitalizations similar to that of the range of the market capitalizations of companies constituting the MSCI® Small Cap Europe, Australasia, Far East (“EAFE®”) Index (unhedged, with dividend reinvested, net of dividend withholding taxes) (“MSCI® EAFE® Small Cap (net) Index”) at the time of investment, which as of February 1, 2011 was between approximately  $58 million and  $6 billion. In addition, these issuers are organized outside the United States or have securities that are principally traded outside the United States.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® EAFE® Small Cap (net) Index, which is designed to measure the equity market performance of the small market capitalization segment of developed markets, excluding the United States and Canada. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interest in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +34.33% Worst Quarter Q3 ’08 –24.08%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class A, Goldman Sachs Structured International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.30%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,306
10 Years	rr_ExpenseExampleYear10	2,226
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class C, Goldman Sachs Structured International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	684
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,569
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Institutional Class, Goldman Sachs Structured International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	1,322
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(43.68%)
2009	rr_AnnualReturn2009	44.57%
2010	rr_AnnualReturn2010	28.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.08%)
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Class IR, Goldman Sachs Structured International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRLX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	667
10 Years	rr_ExpenseExampleYear10	1,494
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Structured International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Structured International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Structured International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Structured International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Goldman Sachs Structured International Small Cap Fund | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Structured International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Concentrated International Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Concentrated International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 182% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Under normal circumstances, the Fund intends to invest in companies with public stock market capitalizations within the range of the market capitalization of companies constituting the MSCI® Europe, Australia, Far East (“EAFE”) (net) Index (unhedged), with dividends reinvested (“MSCI® EAFE® Index”) at the time of investment, which as of December 31, 2010 was between  $700 million and  $200 billion. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in at least three foreign countries and in up to approximately 60 companies that are considered by the Investment Adviser to be positioned for long-term capital appreciation. The Investment Adviser evaluates factors such as a company’s financial position relative to its peers, current financial condition, competitive position in its industry and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Issuer Concentration Risk. The Fund intends to invest in up to approximately 60 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’03 +20.18% Worst Quarter Q3 ’08 –22.05%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class A, Goldman Sachs Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.54%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,372
10 Years	rr_ExpenseExampleYear10	2,350
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.68%)
2002	rr_AnnualReturn2002	(19.16%)
2003	rr_AnnualReturn2003	33.87%
2004	rr_AnnualReturn2004	13.05%
2005	rr_AnnualReturn2005	13.52%
2006	rr_AnnualReturn2006	21.85%
2007	rr_AnnualReturn2007	7.19%
2008	rr_AnnualReturn2008	(45.72%)
2009	rr_AnnualReturn2009	26.94%
2010	rr_AnnualReturn2010	9.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class B, Goldman Sachs Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSEBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.29%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	732
3 Years	rr_ExpenseExampleYear03	1,030
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	2,504
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	232
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,254
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,504
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class C, Goldman Sachs Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSICX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.29%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	332
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	1,254
10 Years	rr_ExpenseExampleYear10	2,691
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	232
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,254
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,691
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Institutional Class, Goldman Sachs Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.14%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	658
10 Years	rr_ExpenseExampleYear10	1,460
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Service Class, Goldman Sachs Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSISX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.64%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	922
10 Years	rr_ExpenseExampleYear10	2,014
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class IR, Goldman Sachs Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRNX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.29%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	738
10 Years	rr_ExpenseExampleYear10	1,629
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	(1.37%)
10 Years	rr_AverageAnnualReturnYear10	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1992
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05	(1.39%)
10 Years	rr_AverageAnnualReturnYear10	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.39%
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1996
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Service Class, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1996
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1992
Goldman Sachs Concentrated International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Concentrated International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1992
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs International Small Cap Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 155% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. small-cap companies. These are companies:

· With public stock market capitalizations within the range of the market capitalization of companies constituting the S&P Developed Ex-U.S. Small Cap Index (net) at the time of investment, which as of December 31, 2010 was between  $15 million and  $14 billion; and

· That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth through its evaluation of factors such as a company’s financial position relative to peers, current financial condition, competitive position in its industry, ability to capitalize on future growth, and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. The Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may invest in equity investments outside the market capitalization range specified above and in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in small-capitalization and mid-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +27.59% Worst Quarter Q3 ’08 –23.12%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class A, Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.60%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,079
5 Years	rr_ExpenseExampleYear05	1,478
10 Years	rr_ExpenseExampleYear10	2,590
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class B, Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	738
3 Years	rr_ExpenseExampleYear03	1,087
5 Years	rr_ExpenseExampleYear05	1,562
10 Years	rr_ExpenseExampleYear10	2,742
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	787
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,362
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,742
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class C, Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	787
5 Years	rr_ExpenseExampleYear05	1,362
10 Years	rr_ExpenseExampleYear10	2,925
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	787
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,362
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,925
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Institutional Class, Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,724
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(23.44%)
2002	rr_AnnualReturn2002	(20.76%)
2003	rr_AnnualReturn2003	52.53%
2004	rr_AnnualReturn2004	31.98%
2005	rr_AnnualReturn2005	20.74%
2006	rr_AnnualReturn2006	19.50%
2007	rr_AnnualReturn2007	0.02%
2008	rr_AnnualReturn2008	(49.31%)
2009	rr_AnnualReturn2009	39.74%
2010	rr_AnnualReturn2010	26.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class Service, Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	2,264
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class IR, Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	852
10 Years	rr_ExpenseExampleYear10	1,889
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.17%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.24%
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.09%
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.62%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class Service, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.92%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs International Small Cap Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs International Small Cap Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Strategic International Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Strategic International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than  $500 million at the time of investment, and in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund is “strategic” in that it provides investors with access to the long term investment opportunity of the international markets.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk.Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +20.71% Worst Quarter Q3 ’08 –22.26%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and the returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class A, Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAKX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.45%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	1,035
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	2,438
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(46.55%)
2009	rr_AnnualReturn2009	28.02%
2010	rr_AnnualReturn2010	10.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class B, Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBKX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,042
5 Years	rr_ExpenseExampleYear05	1,487
10 Years	rr_ExpenseExampleYear10	2,591
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,591
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class C, Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCKX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	2,777
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,777
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Institutional Class , Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIKX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,556
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class IR , Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTKX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,724
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Class R , Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSRKX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	2,264
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Institutional Class , Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns Before Taxes | Class IR , Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IR Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns | Class R , Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Returns
1 Year	rr_AverageAnnualReturnYear01	9.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Strategic International Equity Fund | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Strategic International Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Asia Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Asia Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C and/or Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C and/or Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers (excluding Japanese issuers). An Asian issuer is any company that either:

· Has a class of its securities whose principal securities market is in one or more Asian countries;

· Is organized under the laws of, or has a principal office in, an Asian country;

· Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or

· Maintains 50% or more of its assets in one or more Asian countries.

The Fund may allocate its assets among the Asian countries (other than Japan) as determined from time to time by the Investment Adviser.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-Asian countries and Japan, and may invest in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Asia Risk. Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund's investments in Asian issuers increases the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Emerging Countries Risk. The securities markets of most Asian and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, may have either more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities of Asian issuers may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and Institutional Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and Institutional Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +31.18% Worst Quarter Q3 ’08 -25.68%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class A, Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.60%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,170
5 Years	rr_ExpenseExampleYear05	1,661
10 Years	rr_ExpenseExampleYear10	3,008
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.74%)
2002	rr_AnnualReturn2002	(11.86%)
2003	rr_AnnualReturn2003	36.86%
2004	rr_AnnualReturn2004	15.82%
2005	rr_AnnualReturn2005	22.12%
2006	rr_AnnualReturn2006	22.02%
2007	rr_AnnualReturn2007	36.57%
2008	rr_AnnualReturn2008	(55.45%)
2009	rr_AnnualReturn2009	64.54%
2010	rr_AnnualReturn2010	19.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.68%)
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class B, Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSABX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	739
3 Years	rr_ExpenseExampleYear03	1,181
5 Years	rr_ExpenseExampleYear05	1,748
10 Years	rr_ExpenseExampleYear10	3,158
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	881
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,548
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,158
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class C, Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSACX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.35%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	339
3 Years	rr_ExpenseExampleYear03	881
5 Years	rr_ExpenseExampleYear05	1,548
10 Years	rr_ExpenseExampleYear10	3,333
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	881
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,548
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,333
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Institutional Class, Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	534
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,185
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Asia Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 1994
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Asia Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Asia Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.74%
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Asia Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.12%
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 1996
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Asia Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 1994
Goldman Sachs Asia Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Asia Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 1994
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs BRIC Fund (Brazil, Russia, India, China)—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs BRIC Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments in Brazil, Russia, India and China (“BRIC countries”) or in issuers that participate in the markets of the BRIC countries.

An issuer participates in the markets of the BRIC countries if the issuer:

· Has a class of its securities whose principal securities market is in a BRIC country;

· Is organized under the laws of, or has a principal office in, a BRIC country; or

· Maintains 50% or more of its assets in one or more BRIC countries.

Under normal circumstances, the Fund maintains investments in at least four emerging countries: Brazil, Russia, India and China. Generally, the Fund may invest in issuers that expose the Fund to the prevailing economic circumstances and factors present in the BRIC countries. The Fund may also invest in other emerging country issuers, in addition to BRIC country issuers.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

BRIC Risk. The Fund’s investment exposure to the BRIC countries will subject the Fund, to a greater extent than if investments were not made in those countries, to the risks of conditions and events that may be particular to those countries, such as: volatile economic cycles and/or securities markets; adverse exchange rates; social, political, regulatory, economic or environmental events; or natural disasters. The economies, industries, securities and currency markets of Brazil, Russia, India and China may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +44.38% Worst Quarter Q3 ’08 –34.71%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class A, Goldman Sachs BRIC Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBRAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	731
3 Years	rr_ExpenseExampleYear03	1,117
5 Years	rr_ExpenseExampleYear05	1,527
10 Years	rr_ExpenseExampleYear10	2,668
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	53.50%
2008	rr_AnnualReturn2008	(61.92%)
2009	rr_AnnualReturn2009	101.39%
2010	rr_AnnualReturn2010	10.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.71%)
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class C, Goldman Sachs BRIC Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBRCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.64%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	367
3 Years	rr_ExpenseExampleYear03	827
5 Years	rr_ExpenseExampleYear05	1,412
10 Years	rr_ExpenseExampleYear10	3,000
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	267
3 Years	rr_ExpenseExampleNoRedemptionYear03	827
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,412
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,000
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Institutional Class, Goldman Sachs BRIC Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBRIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.49%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,810
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class IR, Goldman Sachs BRIC Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.64%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	1,974
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs BRIC Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs BRIC Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs BRIC Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.79%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs BRIC Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Goldman Sachs BRIC Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs BRIC Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Emerging Markets Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Emerging Markets Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gssqx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gssqx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 147% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most Central and South American, African, Middle Eastern, Asian and Eastern European nations.

An emerging country issuer is any company that either:

· Has a class of its securities whose principal securities market is in an emerging country;

· Is organized under the laws of, or has a principal office in, an emerging country;

· Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or

· Maintains 50% or more of its assets in one or more emerging countries.

An emerging country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging country issuers.

Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may invest in (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

The Fund may invest heavily in issuers located in Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these four countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Performance	gssqx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects expense limitations in effect. Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	TOTAL RETURN CALENDER YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +36.68% Worst Quarter Q4 ’08 –29.14%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class A, Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	733
3 Years	rr_ExpenseExampleYear03	1,117
5 Years	rr_ExpenseExampleYear05	1,525
10 Years	rr_ExpenseExampleYear10	2,660
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class B, Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEKBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	769
3 Years	rr_ExpenseExampleYear03	1,126
5 Years	rr_ExpenseExampleYear05	1,610
10 Years	rr_ExpenseExampleYear10	2,812
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	269
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,410
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,812
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class C, Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares– Assuming complete redemption at end of period
1 Year	rr_ExpenseExampleYear01	369
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,993
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares– Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	269
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,410
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,993
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Institutional Class, Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	1,802
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.83%)
2002	rr_AnnualReturn2002	(8.38%)
2003	rr_AnnualReturn2003	51.38%
2004	rr_AnnualReturn2004	25.74%
2005	rr_AnnualReturn2005	40.91%
2006	rr_AnnualReturn2006	28.37%
2007	rr_AnnualReturn2007	28.34%
2008	rr_AnnualReturn2008	(54.29%)
2009	rr_AnnualReturn2009	78.07%
2010	rr_AnnualReturn2010	16.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.14%)
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Service Class, Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,338
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Class IR, Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRMX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IR Shares
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class A, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	12.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class B, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Class C, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Institutional Class, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	9.30%
10 Years	rr_AverageAnnualReturnYear10	13.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns Before Taxes | Service Class, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Service Shares
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.02%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	13.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns After Taxes on Distributions | Class A, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.97%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
Goldman Sachs Emerging Markets Equity Fund | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Returns After Taxes on Distributions and Sale of Fund Shares | Class A, Goldman Sachs Emerging Markets Equity Fund
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since May 24, 1991
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1991
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Jun 07, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 1996
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Jun 15, 1995
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1995
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since May 01, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
S&P 500 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Oct 12, 1994
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1994
Barclays Capital Aggregate Bond Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Barclays Capital Aggregate Bond Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Barclays Capital Aggregate Bond Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since May 01, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Barclays Capital Aggregate Bond Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Oct 12, 1994
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1994
S&P Developed Ex-U.S. Small Cap (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-U.S. Small Cap (net) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	21.50%	[15]
5 Years	rr_AverageAnnualReturnYear05	4.74%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.88%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%	[15]
Russell 2000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	29.09%
Russell 2000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Russell 2000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Jun 25, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
Russell 2000 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Russell 2000 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Russell 2000 Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
S&P Developed Ex-U.S. Small Cap (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-U.S. Small Cap (gross) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	9.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Russell 1000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Russell 1000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Russell 1000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Russell 1000 Growth Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since May 01, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
MSCI EAFE Standard Index | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® Standard Index (net of withholding taxes, unhedged)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
MSCI EAFE Standard Index | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
MSCI EAFE Standard Index | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(7.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® (gross) Index (unhedged)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.21%
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(7.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since May 01, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Dec 01, 1992
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1992
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Feb 07, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1996
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Mar 06, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1996
MSCI EAFE (gross) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Jun 25, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(5.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® (net) Index (unhedged)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	7.75%	[16]
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.46%	[16]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[16],[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(7.50%)	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since May 01, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.46%	[16]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Dec 01, 1992
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.46%	[16]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1992
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Feb 07, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.46%	[16]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%	[16],[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1996
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Mar 06, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.46%	[16]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[16],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1996
MSCI EAFE (net) Index | GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS | Inception Period Since Jun 25, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(5.72%)	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
MSCI EAFE Small Cap Index | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® Small Cap Index (net of withholding taxes)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
MSCI Emerging Markets Standard Index | GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® Emerging Markets Standard Index (net of withholding taxes)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Russell 1000 Value Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Russell 1000 Value Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(4.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Russell 1000 Value Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Dec 31, 1998
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Russell 2000 Value Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.50%
Russell 2000 Value Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Nov 30, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Russell 2000 Value Index | GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS | Inception Period Since Jun 25, 2007
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2007
MSCI Emerging Markets (Net, Unhedged, USD) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® Emerging Markets (Net, Unhedged, USD) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	18.88%	[20]
5 Years	rr_AverageAnnualReturnYear05	12.63%	[20]
10 Years	rr_AverageAnnualReturnYear10	15.57%	[20]
MSCI Emerging Markets (Net, Unhedged, USD) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Dec 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997
MSCI All Country Asia ex-Japan Price Index (unhedged) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® All Country Asia ex-Japan Price Index (unhedged)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.99%
5 Years	rr_AverageAnnualReturnYear05	10.24%
10 Years	rr_AverageAnnualReturnYear10	10.35%
MSCI All Country Asia ex-Japan Price Index (unhedged) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
MSCI All Country Asia ex-Japan Price Index (unhedged) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since May 01, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
MSCI All Country Asia ex-Japan Price Index (unhedged) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Jul 08, 1994
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 1994
MSCI All Country Asia ex-Japan Price Index (unhedged) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Feb 02, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 1996
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	19.62%	[21]
5 Years	rr_AverageAnnualReturnYear05	12.85%	[21]
10 Years	rr_AverageAnnualReturnYear10	12.99%	[21]
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Aug 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception		[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since May 01, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception		[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Jul 08, 1994
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception		[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 1994
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Feb 02, 1996
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception		[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 1996
MSCI BRIC (Net, Unhedged, USD) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® BRIC (Net, Unhedged, USD) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	9.57%	[22]
MSCI BRIC (Net, Unhedged, USD) Index | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Jun 30, 2006
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.51%	[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
MSCI BRIC 5-25 Investable Markets Index (net) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® BRIC 5-25 Investable Markets Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	11.75%
MSCI BRIC 5-25 Investable Markets Index (net) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Jun 30, 2006
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
MSCI Emerging Markets Investable Markets Index (net) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® Emerging Markets Investable Markets Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	19.90%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	16.07%
MSCI Emerging Markets Investable Markets Index (net) | GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS | Inception Period Since Dec 15, 1997
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1997

[1]	A contingent deferred sales charge ("CDSC") is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.55% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[5]	The Investment Adviser has agreed to (i) waive a portion of its Management fee in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[6]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[7]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[8]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[9]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[10]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[11]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[12]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[13]	A contingent deferred sales charge of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[14]	The Investment Adviser has agreed to waive a portion of the management fee on the Fund at an annual rate equal to 0.03% of the Fund's average daily net assets through at least February 28, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[15]	Effective March 1, 2010, the Fund changed its benchmark from the S&P Developed Ex-U.S. Small Cap (gross) Index to the S&P Developed Ex-U.S. Small Cap (net) Index. In the Investment Adviser's opinion, the S&P Developed Ex-U.S. Small Cap (net) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it reflects dividends paid and deducts taxes.
[16]	Effective March 1, 2010, the Fund changed its benchmark from the MSCI EAFE (gross) Index (unhedged) to the MSCI EAFE (net) Index (unhedged). In the Investment Adviser's opinion, the MSCI EAFE (net) Index (unhedged) is a more appropriate benchmark against which to measure the performance of the Fund, because it reflects dividends paid and deducts taxes.
[17]	Calculated from September 1, 1997 to December 31, 2010.
[18]	Calculated from March 1, 1996 to December 31, 2010.
[19]	Calculated from April 1, 1996 to December 31, 2010.
[20]	Effective May 3, 2010, the Fund changed its benchmark from the MSCI Emerging Markets Investable Markets Index (net) to the MSCI Emerging Markets (Net, Unhedged, USD) Index. In the Investment Adviser's opinion, the MSCI Emerging Markets (Net, Unhedged, USD) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it more accurately represents its investable universe.
[21]	Effective February 28, 2011, the Fund changed its benchmark from the MSCI All Country Asia ex-Japan Price Index (unhedged) to the MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index. In the Investment Adviser's opinion, the MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it accounts for the effect that dividends have on an investor's total return. Performance for the MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index is provided since 2001.
[22]	Effective May 3, 2010, the Fund changed its benchmark from the MSCI BRIC 5-25 Investable Markets Index (net) to the MSCI BRIC (Net, Unhedged, USD) Index. In the Investment Adviser's opinion, the MSCI BRIC (Net, Unhedged, USD) Index is a more appropriate benchmark against which to measure the performance of the Fund, because it more accurately represents its investable universe.